UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811- 7123

Advantage Funds, Inc. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

The following N-Q relates only to the Registrant s series listed below and does not affect the other series of the Registrant, which have a different fiscal year end and, therefore, different N-Q reporting requirements. A separate N-Q Form will be filed for these series as appropriate.

Dreyfus Global Absolute Return Fund Dreyfus Total Return Advantage Fund Global Alpha Fund

Date of fiscal year end:	10/31
Date of reporting period:	7/31/2009

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Global Absolute Return Fund
July 31, 2009 (Unaudited)

	Principal
Short-Term Investments--81.3%	Amount ($)	Value ($)
U.S. Treasury Bills:
0.13%, 9/3/09	1,030,000	1,029,889
0.15%, 9/10/09	630,000 [a]	629,917
0.16%, 8/13/09	3,050,000	3,049,905
0.17%, 8/20/09	4,090,000	4,089,779
Total Short-Term Investments
(cost $8,799,233)		8,799,490

Other Investment--17.6%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,906,000)	1,906,000 [b]	1,906,000
Total Investments (cost $10,705,233)	98.9%	10,705,490
Cash and Receivables (Net)	1.1%	120,653
Net Assets	100.0%	10,826,143

a	All or partially held by a broker as collateral for open financial futures positions
b	Investment in affiliated money market mutual fund.

At July 31, 2009 the aggregate cost of investment securities for income tax purposes was $10,705,233. Net unrealized appreciation on investments was $257 of which $257 related to appreciated investment securities.

STATEMENT OF FINANCIAL FUTURES
July 31, 2009 (Unaudited)

				Unrealized
		Market Value		Appreciation/
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 7/31/2009 ($)
Financial Futures Long
10 Year Euro-Bond	9	1,557,206	September 2009	3,876
British Long Gilt	21	4,087,966	September 2009	66,912
CAC 40 10 Euro	38	1,843,863	August 2009	173,387
FTSE 100 Index	20	1,517,267	September 2009	99,247
S & P 500 Emini	1	49,220	September 2009	4,876
U.S. Treasury 10 Year Notes	6	703,688	September 2009	2,284

Financial Futures Short				-
Dax Index	1	(189,341)	September 2009	(17,359)
Japanese 10 Year Bond	61	(8,846,746)	September 2009	(118,341)
TOPIX Index	19	(1,907,085)	September 2009	(63,649)

Gross Unrealized Appreciation				350,582
Gross Unrealized Depreciation				(199,349)

At July 31, 2009, the fund held the following forward foreign currency exchange contracts:

				Unrealized
	Foreign			Appreciation/
Forward Currency	Currency			Depreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	at 7/31/2009($)
Purchases:
Australian Dollar,
Expiring 9/16/2009	903,216	703,921	752,665	48,744
Australian Dollar,
Expiring 9/16/2009	757,871	599,567	631,547	31,980
Australian Dollar,
Expiring 9/16/2009	58,272	46,730	48,559	1,829
Australian Dollar,
Expiring 9/16/2009	66,290	52,504	55,241	2,737
Australian Dollar,
Expiring 9/16/2009	58,710	46,425	48,924	2,499
Australian Dollar,
Expiring 9/16/2009	92,000	72,625	76,665	4,040
Australian Dollar,
Expiring 9/16/2009	92,000	72,634	76,665	4,031
Australian Dollar,
Expiring 9/16/2009	46,000	36,097	38,333	2,236
Australian Dollar,
Expiring 9/16/2009	192,000	156,090	159,997	3,907
Australian Dollar,
Expiring 9/16/2009	192,000	156,109	159,997	3,888
British Pound,
Expiring 9/16/2009	97,920	159,702	163,553	3,851
British Pound,
Expiring 9/16/2009	362,505	594,236	605,484	11,248
British Pound,
Expiring 9/16/2009	134,800	217,749	225,154	7,405
British Pound,
Expiring 9/16/2009	67,400	108,698	112,577	3,879
British Pound,
Expiring 9/16/2009	32,500	53,491	54,284	793
British Pound,
Expiring 9/16/2009	32,500	53,531	54,284	753
British Pound,				-
Expiring 9/16/2009	57,639,914	588,601	609,421	20,820
Canadian Dollar,
Expiring 9/16/2009	169,290	149,947	157,180	7,233
Canadian Dollar,

Expiring 9/16/2009	56,400	48,440	52,365	3,925
Canadian Dollar,
Expiring 9/16/2009	182,000	168,153	168,980	827
Canadian Dollar,
Expiring 9/16/2009	120,000	110,438	111,415	977
Euro,
Expiring 9/16/2009	125,118	174,643	178,342	3,699
Japanese Yen,				-
Expiring 9/16/2009	17,852,328	186,356	188,751	2,395
Japanese Yen,				-
Expiring 9/16/2009	4,263,500	45,458	45,077	(381)
Japanese Yen,				-
Expiring 9/16/2009	4,263,500	45,232	45,078	(154)
Swiss Franc,
Expiring 9/16/2009	891,605	816,040	834,701	18,661
Swiss Franc,
Expiring 9/16/2009	1,570,150	1,450,793	1,469,940	19,147
Swiss Franc,				-
Expiring 9/16/2009	69,500	65,276	65,064	(212)
Swiss Franc,
Expiring 9/16/2009	69,500	65,157	65,064	(93)

Sales:		Proceeds ($)
British Pound,
Expiring 9/16/2009	31,600	51,498	52,780	(1,282)
British Pound,
Expiring 9/16/2009	20,320	33,115	33,940	(825)
British Pound,
Expiring 9/16/2009	13,705	22,508	22,891	(383)
British Pound,
Expiring 9/16/2009	57,044	94,321	95,279	(958)
British Pound,
Expiring 9/16/2009	76,000	124,779	126,941	(2,162)
British Pound,
Expiring 9/16/2009	36,000	59,119	60,130	(1,011)
Canadian Dollar,
Expiring 9/16/2009	1,487,487	1,348,876	1,381,077	(32,201)
Canadian Dollar,
Expiring 9/16/2009	299,755	206,998	213,319	(6,321)
Swiss Franc,				-
Expiring 9/16/2009	241,600	225,324	226,181	(857)
Swiss Franc,				-
Expiring 9/16/2009	176,000	163,224	164,767	(1,543)
Euro,
Expiring 9/16/2009	488,859	677,392	696,817	(19,425)

Euro,
Expiring 9/16/2009	1,193,901	1,680,212	1,701,780	(21,568)
Euro,
Expiring 9/16/2009	70,535	98,694	100,540	(1,846)
Euro,
Expiring 9/16/2009	87,000	122,371	124,009	(1,638)
Euro,
Expiring 9/16/2009	208,528	292,116	297,234	(5,118)
Euro,
Expiring 9/16/2009	104,800	146,272	149,381	(3,109)
Euro,
Expiring 9/16/2009	52,400	72,874	74,690	(1,816)
Euro,
Expiring 9/16/2009	390,000	554,782	555,904	(1,122)
Euro,
Expiring 9/16/2009	390,000	554,834	555,904	(1,070)
Japanese Yen,
Expiring 9/16/2009	12,931,488	131,688	136,723	(5,035)

Gross Unrealized Appreciation				211,504
Gross Unrealized Depreciation				(110,130)

Various inputs are used in determining the value of the fund's investments relating to FAS 157. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2009 in valuing the fund's investments:

		Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Level 1 -Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
U.S. Treasury Securities	-	8,799,490	-	8,799,490
Mutual Funds	1,906,000	-	-	1,906,000
Other Financial Instruments+	350,582	211,504	-	562,086
Liabilities ($)
Other Financial Instruments+	(199,349)	(110,130)	-	(309,479)
† Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation), or in the case of options, market value at period end.

The fund adopted FASB Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. All changes to accounting policies and disclosures have been made in accordance with FAS 161 and are incorporated for the current period as part of the disclosures within this Note.

Portfolio valuation: Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Investments in debt securities excluding short-term investments (other than U.S.Treasury Bills), financial futures, options and forward currency exchange contracts are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Directors, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Directors.

The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over the-counter are priced at the mean between the bid and asked price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

Futures Contracts: In the normal course of pursuing its investment objectives, the fund is exposed to market risk (including equity price risk, interest rate risk and foreign currency exchange risk) as a result of changes in value of underlying financial instruments. The fund may invest in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase of the sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses, which are recorded in the Statement of Operations. Futures contracts are valued daily at the settlement price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures, since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Forward Foreign Currency Exchange Contracts: The fund may enter into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of an investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund would incur a loss if the value of the contracts increase between the date the forward contracts are opened and the date the forward contracts are closed. The fund realizes a gain if the value of the contracts decrease between those dates. With respect to purchases of forward contracts, the fund would incur a loss if the value of the contracts decrease between the date the forward contracts are opened and the date the forward contracts are closed. The fund realizes a gain if the value of the contracts increase between those dates. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Total Return Advantage Fund
July 31, 2009 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--112.8%	Rate (%)	Date	Amount ($)	Value ($)
Aerospace & Defense--.4%
Northrop Grumman,
Gtd. Notes	7.13	2/15/11	120,000	128,735
United Technologies,
Notes	6.13	7/15/38	35,000	39,276
				168,011
Agriculture--.2%
Altria Group,
Gtd. Notes	9.95	11/10/38	50,000	63,886
UST,
Sr. Unscd. Notes	6.63	7/15/12	25,000	26,830
				90,716
Asset-Backed Ctfs./Auto Receivables--1.3%
Americredit Automobile Receivables
Trust, Ser. 2007-CM, Cl. A4A	5.55	4/7/14	50,000	45,784
Americredit Automobile Receivables
Trust, Ser. 2007-DF, Cl. A4A	5.56	6/6/14	65,000	58,861
Chase Manhattan Auto Owner Trust,
Ser. 2006-B, Cl. A4	5.11	4/15/14	100,000	102,960
Honda Auto Receivables Owner
Trust, Ser. 2006-2, Cl. A4	5.28	1/23/12	91,669	93,564
Nissan Auto Receivables Owner
Trust, Ser. 2006-A, Cl. A4	4.77	7/15/11	27,856	28,171
Nissan Auto Receivables Owner
Trust, Ser. 2007-B, Cl. A4	5.16	3/17/14	250,000	260,711
				590,051
Asset-Backed Ctfs./Credit Cards--1.4%
American Express Credit Account
Master Trust, Ser. 2005-5,
Cl. A	0.33	2/15/13	200,000 a	197,919
Capital One Multi-Asset Execution

Trust, Ser. 2006-A10, Cl. A10	5.15	6/16/14	80,000	82,961
Chase Issuance Trust,
Ser. 2006-A1, Cl. A	0.33	4/15/13	250,000 a	246,755
Chase Issuance Trust,
Ser. 2005-A10, Cl. A10	4.65	12/17/12	100,000	103,463
				631,098
Asset-Backed Ctfs./Home Equity Loans--.2%
Residential Asset Mortgage
Products, Ser. 2003-RZ4, Cl. A7	4.79	6/25/33	75,979 a	69,573
Automobile Manufacturers--.2%
Daimler Finance North America,
Gtd. Notes	8.50	1/18/31	70,000	77,286
Banks--4.9%
Bank of America,
Sr. Unscd. Notes, Ser. L	5.65	5/1/18	40,000	38,217
Bank of America,
Sr. Unscd. Notes	5.75	12/1/17	40,000	38,466
Bank of Tokyo-Mitsubishi,
Sr. Sub. Notes	8.40	4/15/10	15,000	15,441
Bank One,
Sub. Notes	7.88	8/1/10	100,000	105,226
Citigroup,
Sub. Notes	5.00	9/15/14	30,000	26,879
Citigroup,
Sr. Unscd. Notes	5.13	5/5/14	50,000	47,961
Citigroup,
Sr. Unscd. Notes	6.00	8/15/17	50,000	45,838
Citigroup,
Sr. Unscd. Notes	6.13	11/21/17	75,000	69,080
Citigroup,
Sr. Unscd. Notes	6.50	1/18/11	20,000	20,572
Citigroup,
Sr. Unscd. Notes	6.88	3/5/38	26,000	23,032
Comerica Bank,
Sub. Notes	5.75	11/21/16	15,000	12,653
Deutsche Bank AG London,
Sr. Unscd. Notes	5.38	10/12/12	50,000	53,639

Deutsche Bank AG London,
Sr. Unscd. Notes	6.00	9/1/17	10,000	10,523
European Investment Bank,
Notes	2.00	2/10/12	150,000	152,055
European Investment Bank,
Notes	3.00	4/8/14	150,000	151,276
Fifth Third Bancorp,
Sr. Unscd. Notes	6.25	5/1/13	30,000	30,049
Goldman Sachs Group,
Sr. Unscd. Notes	5.70	9/1/12	50,000	53,555
Goldman Sachs Group,
Sr. Unscd. Notes	5.95	1/18/18	26,000	27,440
Goldman Sachs Group,
Sr. Unscd. Notes	6.15	4/1/18	65,000	69,574
Goldman Sachs Group,
Sr. Unscd. Notes	7.50	2/15/19	100,000	117,321
HSBC Bank USA,
Sub. Notes	4.63	4/1/14	100,000	100,729
HSBC Holdings,
Sub. Notes	5.25	12/12/12	50,000	52,014
JPMorgan Chase & Co.,
Sr. Unscd. Notes	0.68	1/17/11	100,000 a	99,495
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.00	1/15/18	35,000	37,126
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.40	5/15/38	25,000	27,289
Key Bank,
Sub. Notes	7.00	2/1/11	50,000	50,880
Marshall & Ilsley,
Sr. Unscd. Notes	4.38	8/1/09	75,000	75,000
Morgan Stanley,
Sub. Notes	4.75	4/1/14	85,000	82,559
Morgan Stanley,
Sr. Unscd. Notes	5.30	3/1/13	50,000	51,409
Morgan Stanley,
Sr. Unscd. Notes	6.63	4/1/18	75,000	79,953
Morgan Stanley,

Sr. Unscd. Notes	6.75	4/15/11	25,000	26,454
National Westminster Bank,
Sub. Notes	7.38	10/1/09	50,000	50,010
PNC Funding,
Bank Gtd. Notes	5.63	2/1/17	15,000	15,134
Prudential Financial,
Sr. Unscd. Notes, Ser. B	5.10	9/20/14	20,000	19,164
Prudential Financial,
Sr. Unscd. Notes	5.70	12/14/36	50,000	39,143
Regions Financial,
Sub. Notes	6.38	5/15/12	25,000	23,030
US Bancorp,
Sr. Unscd. Notes, Ser. P	4.50	7/29/10	10,000	10,355
Wachovia,
Sub. Notes	5.63	10/15/16	25,000	24,010
Wells Fargo & Co.,
Sr. Unscd. Notes	4.20	1/15/10	50,000	50,564
Wells Fargo & Co.,
Sr. Unscd. Notes	5.25	10/23/12	20,000	21,108
Wells Fargo & Co.,
Sr. Unscd. Notes	5.30	8/26/11	30,000	31,569
Wells Fargo & Co.,
Sr. Unscd. Notes	5.38	2/7/35	25,000	22,684
Wells Fargo & Co.,
Sr. Unscd. Notes	5.63	12/11/17	55,000	55,917
				2,154,393
Chemicals-Fibers & Diversified--.2%
Rohm and Haas,
Sr. Unscd. Notes	6.00	9/15/17	75,000	71,412
Commercial Mortgage Pass-Through Ctfs.--4.1%
Banc of America Commercial
Mortgage, Ser. 2005-1, Cl. A4	5.14	11/10/42	200,000 a	202,245
Credit Suisse Mortgage Capital
Certificates, Ser. 2006-C3,
Cl. A3	5.83	6/15/38	100,000 a	80,004
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2004-GG2,

Cl. A3	4.60	8/10/38	169,162	168,966
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2005-GG4,
Cl. A4	4.76	7/10/39	450,000	391,145
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2005-LDP3, Cl. A4A	4.94	8/15/42	102,000 a	95,517
JPMorgan Chase Commercial Mortgage
Securities, Ser. 2004-CB8,
Cl. A1A	4.16	1/12/39	262,662 b	245,312
Merrill Lynch/Countrywide
Commercial Mortgage Trust,
Ser. 2007-5, Cl. A3	5.36	8/12/48	100,000	85,052
Merrill Lynch/Countrywide
Commercial Mortgage Trust,
Ser. 2006-2, Cl. A4	6.10	6/12/46	100,000 a	96,192
Morgan Stanley Capital I,
Ser. 2006-T21, Cl. A3	5.19	10/12/52	110,000 a	108,975
Morgan Stanley Capital I,
Ser. 2006-HQ8, Cl. AJ	5.64	3/12/44	65,000 a	32,156
Morgan Stanley Dean Witter Capital
I, Ser. 2003-HQ2, Cl. A1	4.18	3/12/35	95,996	95,250
Wachovia Bank Commercial Mortgage
Trust, Ser. 2005-C16, Cl. A2	4.38	10/15/41	56,481	56,445
Wachovia Bank Commercial Mortgage
Trust, Ser. 2003-C8, Cl. A3	4.45	11/15/35	150,000	146,930
				1,804,189
Consumer Discretionary--.7%
Clorox,
Sr. Unscd. Notes	4.20	1/15/10	15,000	15,201
Fortune Brands,
Sr. Unscd. Notes	5.13	1/15/11	65,000	66,131
Kimberly-Clark,
Sr. Unscd. Notes	6.13	8/1/17	100,000	110,980
Newell Rubbermaid,
Sr. Unscd. Notes	4.00	5/1/10	15,000	15,068
Whirlpool,

Notes	8.00	5/1/12	75,000	79,068
				286,448
Diversified Financial Services--2.1%
Ameriprise Financial,
Sr. Unscd. Notes	5.65	11/15/15	15,000	14,508
Bear Stearns,
Sr. Unscd. Notes	5.70	11/15/14	100,000	106,946
Bear Stearns,
Sr. Unscd. Notes	4.50	10/28/10	10,000	10,290
Bear Stearns,
Sr. Unscd. Notes	6.40	10/2/17	10,000	10,710
Blackrock,
Sr. Unscd. Notes	6.25	9/15/17	10,000	10,442
Caterpillar Financial Service,
Sr. Unscd. Notes	4.30	6/1/10	50,000	51,390
Countrywide Home Loans,
Gtd. Notes	4.13	9/15/09	25,000	25,065
Credit Suisse First Boston USA,
Gtd. Notes	4.13	1/15/10	50,000	50,646
Credit Suisse First Boston USA,
Sr. Unscd. Notes	4.88	8/15/10	50,000	51,602
Credit Suisse USA,
Gtd. Notes	6.13	11/15/11	110,000	118,272
General Electric Capital,
Sr. Unscd. Notes	5.40	2/15/17	50,000	49,665
General Electric Capital,
Sr. Unscd. Notes, Ser. A	6.00	6/15/12	100,000	106,725
General Electric Capital,
Sr. Unscd. Notes	6.88	1/10/39	50,000	49,252
Household Finance,
Sr. Unscd. Notes	8.00	7/15/10	10,000	10,417
HSBC Finance,
Sr. Unscd. Notes	5.25	4/15/15	50,000	48,005
International Lease Finance,
Sr. Unscd. Notes	5.75	6/15/11	50,000	39,533
Lehman Brothers Holdings,
Jr. Sub. Notes	6.50	7/19/17	20,000 c,d	2

MBNA,
Sr. Unscd. Notes	5.00	6/15/15	50,000	45,056
Merrill Lynch & Co.,
Sr. Unscd. Notes	6.40	8/28/17	20,000	19,672
Merrill Lynch & Co.,
Notes	6.88	4/25/18	100,000	100,964
				919,162
Diversified Metals & Mining--.7%
Alcoa,
Sr. Unscd. Notes	7.38	8/1/10	25,000	25,733
BHP Billiton Finance USA,
Gtd. Bonds	5.00	12/15/10	75,000	77,675
Rio Tinto Finance USA,
Gtd. Notes	5.88	7/15/13	125,000	132,516
Vale Overseas,
Gtd. Notes	6.88	11/21/36	50,000	50,656
				286,580
Electric Utilities--3.5%
Ameren Energy Generating,
Sr. Unscd. Notes, Ser. H	7.00	4/15/18	75,000	73,437
Con Edison NY,
Sr. Unscd. Notes, Ser. 05-C	5.38	12/15/15	35,000	37,120
Constellation Energy Group,
Sr. Unscd. Notes	7.60	4/1/32	50,000	48,457
Dominion Resources,
Sr. Unscd. Notes, Ser. F	5.25	8/1/33	48,000	50,297
DTE Energy,
Sr. Unscd. Notes	7.05	6/1/11	75,000	78,970
Duke Energy Carolinas,
Sr. Unscd. Notes	6.25	1/15/12	50,000	54,019
Duke Energy,
Sr. Unscd. Notes	6.30	2/1/14	100,000	110,080
Exelon,
Sr. Unscd. Notes	4.90	6/15/15	50,000	50,037
FirstEnergy,
Sr. Unscd. Notes, Ser. C	7.38	11/15/31	50,000	55,149
FPL Group Capital,

Gtd. Notes	7.88	12/15/15	100,000	120,730
Indiana Michigan Power,
Sr. Notes	7.00	3/15/19	50,000	55,632
Nevada Power,
Mortgage Notes	7.13	3/15/19	50,000	56,094
Pacific Gas & Electric,
Sr. Unscd. Bonds	6.05	3/1/34	50,000	54,441
Pacificorp,
First Mortgage Bonds	5.65	7/15/18	75,000	81,718
PG&E,
Sr. Unscd. Notes	5.75	4/1/14	100,000	109,206
Progress Energy,
Sr. Unscd. Notes	7.10	3/1/11	150,000	159,600
PSEG Power,
Gtd. Notes	7.75	4/15/11	100,000	108,036
SCANA,
Sr. Unscd. Notes	6.88	5/15/11	50,000	53,729
Scottish Power,
Sr. Unscd. Notes	4.91	3/15/10	50,000	51,016
Southern California Edison,
First Mortgage Bonds, Ser. 05-A	5.00	1/15/16	35,000	36,715
Southern Power,
Sr. Unscd. Notes, Ser. D	4.88	7/15/15	50,000	49,488
SouthWestern Public Service,
Sr. Unscd. Notes, Ser. G	8.75	12/1/18	50,000	61,409
Union Electric,
Sr. Scd. Notes	6.40	6/15/17	5,000	5,259
				1,560,639
Food & Beverages--1.9%
Anheuser-Busch,
Sr. Unscd. Notes	6.00	4/15/11	50,000	52,598
Coca-Cola Enterprises,
Sr. Unscd. Notes	8.50	2/1/22	50,000	65,588
Coca-Cola,
Sr. Unscd. Notes	5.35	11/15/17	100,000	108,876
General Mills,
Sr. Unscd. Notes	6.00	2/15/12	90,000	97,381

H.J. Heinz,
Gtd. Notes	6.63	7/15/11	50,000 a	53,243
Kraft Foods,
Sr. Unscd. Notes	5.63	8/11/10	30,000	31,011
Kraft Foods,
Sr. Unscd. Notes	5.63	11/1/11	120,000	128,581
Kroger,
Gtd. Notes	6.80	4/1/11	60,000	64,073
Kroger,
Gtd. Notes	8.05	2/1/10	50,000	51,569
Pepsico,
Sr. Unscd. Notes	5.15	5/15/12	25,000	27,114
Safeway,
Sr. Unscd. Notes	6.50	3/1/11	70,000	74,263
Sara Lee,
Sr. Unscd. Notes	6.25	9/15/11	100,000	105,645
				859,942
Foreign/Governmental--.9%
Asian Development Bank,
Notes	2.75	5/21/14	65,000	64,611
Federal Republic of Brazil,
Sr. Unscd. Bonds	6.00	1/17/17	100,000	104,350
Federal Republic of Brazil,
Unscd. Bonds	10.13	5/15/27	25,000	35,250
Province of Manitoba Canada,
Sr. Unscd. Debs., Ser. FH	4.90	12/6/16	5,000	5,170
Republic of Italy,
Sr. Unscd. Notes	6.88	9/27/23	50,000	57,370
Republic of Peru,
Sr. Unscd. Bonds	8.38	5/3/16	40,000	47,000
United Mexican States,
Notes	5.95	3/19/19	56,000	57,288
United Mexican States,
Sr. Unscd. Notes	6.63	3/3/15	50,000	54,300
				425,339
Health Care--1.6%
Abbott Laboratories,

Sr. Unscd. Notes	5.60	5/15/11	50,000	53,443
Abbott Laboratories,
Sr. Unscd. Notes	6.15	11/30/37	50,000	56,231
Aetna,
Sr. Unscd. Notes	6.00	6/15/16	15,000	15,087
Astrazeneca,
Sr. Unscd. Notes	5.40	6/1/14	75,000	81,151
Astrazeneca,
Sr. Unscd. Notes	5.90	9/15/17	10,000	11,168
Bristol-Myers Squibb,
Sr. Unscd. Notes	5.88	11/15/36	40,000	43,631
Merck & Co.,
Sr. Unscd. Notes	4.38	2/15/13	100,000	105,573
Pfizer,
Sr. Unscd. Notes	7.20	3/15/39	50,000	63,003
Schering-Plough,
Sr. Unscd. Notes	6.75	12/1/33	50,000 a	57,634
UnitedHealth Group,
Sr. Unscd. Notes	5.25	3/15/11	20,000	20,691
UnitedHealth Group,
Sr. Unscd. Notes	5.38	3/15/16	26,000	25,652
Wellpoint,
Sr. Unscd. Notes	5.88	6/15/17	26,000	26,053
Wyeth,
Sr. Unscd. Notes	5.50	2/1/14	100,000	109,174
Wyeth,
Sr. Unscd. Notes	6.95	3/15/11	50,000 a	54,066
				722,557
Industrial--.4%
Honeywell International,
Sr. Unscd. Notes	5.00	2/15/19	100,000	104,429
Honeywell International,
Sr. Unscd. Notes	7.50	3/1/10	50,000	52,043
Waste Management,
Sr. Unscd. Notes	7.38	8/1/10	20,000	20,826
				177,298
Media--1.4%

AOL Time Warner,
Gtd. Notes	7.63	4/15/31	20,000	21,751
Comcast Cable Communications,
Sr. Unscd. Notes	6.75	1/30/11	95,000	101,208
Comcast Cable Holdings,
Sr. Unscd. Notes	9.80	2/1/12	25,000	28,879
Comcast,
Gtd. Notes	5.45	11/15/10	50,000	52,077
Comcast,
Gtd. Notes	6.30	11/15/17	30,000	33,093
Comcast,
Gtd. Notes	6.95	8/15/37	20,000	22,792
Grupo Televisa,
Sr. Unscd. Notes	6.63	3/18/25	10,000	9,481
Time Warner Cable,
Gtd. Notes	6.20	7/1/13	150,000	163,037
Time Warner,
Gtd. Notes	6.75	4/15/11	100,000	106,652
Viacom,
Sr. Unscd. Notes	5.75	4/30/11	70,000	73,164
				612,134
Oil & Gas--2.1%
Anadarko Finance,
Gtd. Notes, Ser. B	6.75	5/1/11	50,000	53,054
ConocoPhillips,
Gtd. Notes	6.50	2/1/39	50,000	57,135
Devon Financing,
Gtd. Notes	6.88	9/30/11	85,000	92,903
Encana,
Sr. Unscd. Notes	6.50	2/1/38	25,000	27,266
Enterprise Products Operating,
Gtd. Notes, Ser. G	5.60	10/15/14	50,000	53,355
Hess,
Sr. Unscd. Notes	8.13	2/15/19	75,000	89,910
KeySpan,
Sr. Unscd. Notes	7.63	11/15/10	50,000	53,099
Marathon Oil,

Sr. Unscd. Notes	6.50	2/15/14	125,000	137,959
Nexen,
Sr. Unscd. Notes	6.40	5/15/37	25,000	23,628
Pemex Project Funding Master
Trust, Gtd. Notes	5.75	3/1/18	35,000	34,650
Petrobras International Finance,
Gtd. Notes	5.88	3/1/18	25,000	25,014
Sempra Energy,
Sr. Unscd. Notes	6.15	6/15/18	50,000	51,981
Shell International Finance,
Gtd. Notes	6.38	12/15/38	50,000	59,362
Suncor Energy,
Sr. Unscd. Notes	6.50	6/15/38	25,000	25,315
Valero Energy,
Sr. Unscd. Notes	7.50	4/15/32	50,000	48,953
XTO Energy,
Sr. Unscd. Notes	5.90	8/1/12	20,000	21,589
XTO Energy,
Sr. Unscd. Notes	6.10	4/1/36	50,000	51,569
				906,742
Paper & Forest Products--.2%
Weyerhaeuser,
Sr. Unscd. Notes	6.75	3/15/12	75,000	76,740
Pipelines--1.0%
El Paso Natural Gas,
Sr. Unscd. Notes	5.95	4/15/17	35,000	35,927
Energy Transfer Partners,
Gtd. Notes	5.95	2/1/15	100,000	106,026
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	5.95	2/15/18	50,000	52,015
ONEOK Partners,
Gtd. Notes	8.63	3/1/19	100,000	119,092
Trans-Canada Pipelines,
Sr. Unscd. Notes	4.00	6/15/13	50,000	50,923
Trans-Canada Pipelines,
Sr. Unscd. Notes	7.63	1/15/39	50,000	63,716
				427,699

Property & Casualty Insurance--.4%
Ace INA Holdings,
Gtd. Notes	5.88	6/15/14	15,000	16,000
Allstate,
Sr. Unscd. Notes	5.55	5/9/35	50,000	45,672
Berkshire Hathaway,
Gtd. Notes	4.13	1/15/10	40,000	40,672
Berkshire Hathaway,
Gtd. Notes	5.40	5/15/18	50,000	52,443
Progressive,
Sr. Unscd. Notes	6.25	12/1/32	16,000	13,750
Travelers,
Sr. Unscd. Notes	5.80	5/15/18	20,000	21,310
				189,847
Retail--1.3%
CVS Caremark,
Sr. Unscd. Notes	5.75	8/15/11	85,000	90,300
Home Depot,
Sr. Unscd. Notes	4.63	8/15/10	120,000	123,788
Lowe's Companies,
Sr. Unscd. Notes	8.25	6/1/10	25,000	26,466
McDonald's,
Sr. Unscd. Notes	5.35	3/1/18	75,000	80,178
Staples,
Gtd. Notes	7.75	4/1/11	100,000	106,501
Target,
Sr. Unscd. Notes	6.50	10/15/37	50,000	53,056
Wal-Mart Stores,
Sr. Unscd. Notes	6.88	8/10/09	100,000	100,091
				580,380
Technology--.8%
IBM,
Sr. Unscd. Notes	4.95	3/22/11	50,000	52,795
IBM,
Unsub. Notes	5.70	9/14/17	100,000	109,601
Oracle,
Sr. Unscd. Notes	5.00	1/15/11	50,000	52,334

Oracle,
Sr. Unscd. Notes	5.75	4/15/18	100,000	110,229
Xerox,
Sr. Unscd. Notes	7.13	6/15/10	25,000	25,758
				350,717
Telecommunications--2.7%
America Movil,
Gtd. Notes	6.38	3/1/35	10,000	9,934
AT & T Wireless,
Sr. Unscd. Notes	7.88	3/1/11	25,000	27,097
AT & T Wireless,
Sr. Unscd. Notes	8.13	5/1/12	25,000	28,398
AT & T,
Gtd. Notes	8.00	11/15/31	150,000 a	186,732
BellSouth,
Sr. Unscd. Notes	6.00	10/15/11	100,000	107,749
British Telecommunications,
Sr. Unscd. Notes	9.13	12/15/10	65,000 a	69,900
CenturyTel,
Sr. Unscd. Notes, Ser. H	8.38	10/15/10	25,000	26,507
Cisco Systems,
Sr. Unscd. Notes	5.25	2/22/11	25,000	26,471
Cisco Systems,
Notes	5.90	2/15/39	50,000	53,322
Deutsche Telekom International
Finance, Gtd. Bonds	8.50	6/15/10	50,000 a	52,679
Deutshe Telekom International
Finance, Gtd. Bonds	9.25	6/1/32	20,000	26,809
Motorola,
Sr. Unscd. Notes	7.63	11/15/10	50,000	51,062
Telecom Italia Capital,
Gtd. Notes	5.25	11/15/13	100,000	103,338
Telecom Italia Capital,
Gtd. Notes	6.20	7/18/11	50,000	53,008
Telefonica Europe,
Gtd. Notes	7.75	9/15/10	50,000	53,025
Verizon Communications,

Sr. Unscd. Notes	6.40	2/15/38	50,000	54,581
Verizon Global Funding,
Sr. Unscd. Notes	7.25	12/1/10	50,000	53,370
Verizon New York,
Sr. Unscd. Notes, Ser. A	6.88	4/1/12	50,000	53,881
Verizon Wireless Capital,
Sr. Unscd. Notes	5.55	2/1/14	100,000 b	108,863
Vodafone Group,
Sr. Unscd. Bonds	6.15	2/27/37	50,000	53,521
				1,200,247
Transportation--.7%
Burlington North Santa Fe,
Sr. Unscd. Notes	5.75	3/15/18	75,000	79,566
Burlington North Santa Fe,
Sr. Unscd. Notes	7.13	12/15/10	20,000	21,093
CSX,
Sr. Unscd. Notes	6.75	3/15/11	20,000	21,029
Norfolk Southern,
Sr. Unscd. Notes	6.75	2/15/11	50,000	53,134
Norfolk Southern,
Sr. Unscd. Bonds	7.90	5/15/97	50,000	56,046
Union Pacific,
Sr. Unscd. Bonds	5.45	1/31/13	20,000	20,974
Union Pacific,
Sr. Unscd. Notes	6.65	1/15/11	50,000	52,449
				304,291
U.S. Government Agencies/Mortgage-Backed--53.2%
Federal Home Loan Mortgage Corp.:
4.00%, 10/1/21			89,991 e	91,126
4.50%, 12/1/19			579,030 e	602,257
5.00%, 11/1/19 - 7/1/35			1,885,966 e	1,967,506
5.50%, 9/1/17 - 11/1/28			1,831,968 e	1,921,920
5.50%, 12/1/27			422,482 e	441,328
5.65%, 2/1/37			40,990 a,e	43,118
5.73%, 2/1/37			66,094 a,e	69,300
5.93%, 1/1/37			65,186 a,e	68,696
6.00%, 10/1/19 - 9/1/34			236,453 e	250,325

6.50%, 8/1/12	46,325 e	48,825
6.50%, 8/1/32	723,756 e	779,712
7.00%, 1/1/36	137,248 e	148,769
Federal National Mortgage Association:
4.50%	170,000 e,f	172,713
5.00%	400,000 e,f	409,312
5.50%	900,000 e,f	932,485
5.77%, 4/1/37	74,999 a,e	79,050
5.84%, 9/1/38	297,019 a,e	311,649
6.00%	1,890,000 e,f	1,981,251
4.00%, 4/1/19 - 6/1/24	1,358,609 e	1,380,012
4.48%, 12/1/34	158,248 a,e	163,030
4.50%, 6/1/29	208,208 e	212,299
5.00%, 7/1/19 - 10/1/33	1,349,280 e	1,413,939
5.50%, 7/1/17 - 8/1/35	749,830 e	787,028
5.64%, 10/1/37	249,843 a,e	262,617
6.00%, 11/1/16 - 8/1/17	107,138 e	116,283
6.50%, 7/1/33 - 8/1/38	665,219 e	714,163
7.00%, 4/1/32	65,940 e	72,495
Government National Mortgage Association I:
4.50%	1,030,000 f	1,037,725
4.00%, 8/1/39	140,000 f	137,200
5.00%, 11/15/35 - 5/15/39	2,585,232	2,659,934
5.50%, 2/15/33 - 4/15/38	1,384,455	1,447,294
6.00%, 6/15/37 - 8/15/38	2,611,047	2,745,522
		23,468,883
U.S. Government Securities--24.3%
U.S. Treasury Bonds:
4.75%, 2/15/37	400,000	428,563
6.25%, 5/15/30	295,000	373,820
U.S. Treasury Notes:
2.00%, 11/30/13	10,000,000	9,893,760
4.88%, 7/31/11	40,000	42,963
		10,739,106
Total Bonds and Notes
(cost $48,837,803)		49,751,480
	Principal

Short-Term Investments--.3%	Amount ($)	Value ($)
U.S. Treasury Bills;
0.16%, 9/10/09
(cost $139,975)	140,000 [g]	139,982

Other Investment--5.1%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,250,000)	2,250,000 [h]	2,250,000

Total Investments (cost $51,227,778)	118.2%	52,141,462
Liabilities, Less Cash and Receivables	(18.2%)	(8,017,387)
Net Assets	100.0%	44,124,075

a	Variable rate security--interest rate subject to periodic change.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2009, these securities amounted to $354,175 or .8% of net assets.
c	Non-income producing--security in default.
d	Issuer filed for bankruptcy.
e	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and
Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.
f	Purchased on a forward commitment basis.
g	All or partially held by a broker as collateral for open financial futures positions.
h	Investment in affiliated money market mutual fund.

At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $46,533,464. Net unrealized appreciation on investments was $847,480 of which $1,094,086 related to appreciated investment securities and $246,606 related to depreciated investment securities.

STATEMENT OF FINANCIAL FUTURES
July 31, 2009 (Unaudited)

				Unrealized
		Market Value		Appreciation/
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 7/31/2009 ($)
Financial Futures Long
10 Year Euro-Bonds	7	1,211,161	September 2009	2,553
Australian 10 Year Bonds	22	1,888,657	September 2009	2,450
British Long Gilt	12	2,335,980	September 2009	30,095
Canadian 10 Year Bonds	6	668,486	September 2009	2,609
Euro Dollar	1	244,550	December 2010	(266)
Euro Dollar	1	243,700	March 2011	(716)
U.S. Treasury 5 year Notes	50	5,769,141	September 2009	21,447
U.S. Treasury 30 year Bonds	15	1,785,000	September 2009	36,350
Financial Futures Short
Japanese 10 Year Bonds	47	(6,816,345)	September 2009	(83,396)
U.S. Treasury 2 year Notes	35	(7,580,234)	September 2009	262
U.S. Treasury 10 year Notes	22	(2,580,188)	September 2009	(14,246)

Gross Unrealized Appreciation				95,766
Gross Unrealized Depreciation				(98,624)

At July 31, 2009, the fund held the following forward foreign currency exchange contracts:

				Unrealized
				Appreciation/
Forward Currency	Foreign			(Depreciation)
Exchange Contracts	Currency Amount	Cost ($)	Value ($)	at 7/31/2009 ($)
Purchases:
Australian Dollar, expiring 9/16/2009	484,684	377,738	403,895	26,157
Australian Dollar, expiring 9/16/2009	458,646	362,844	382,198	19,354
Australian Dollar, expiring 9/16/2009	58,232	46,698	48,526	1,828
Australian Dollar, expiring 9/16/2009	164,000	132,874	136,664	3,790
Australian Dollar, expiring 9/16/2009	130,000	106,275	108,331	2,056
Canadian Dollar, expiring 9/16/2009	280,000	243,318	259,970	16,652
New Nealand Dollar, expiring 9/16/2009	90,537	56,664	59,767	3,103
New Nealand Dollar, expiring 9/16/2009	183,817	115,047	121,346	6,299
New Nealand Dollar, expiring 9/16/2009	65,000	42,488	42,909	421
Swiss Franc, expiring 9/16/2009	221,000	204,142	206,895	2,753
Swiss Franc, expiring 9/16/2009	54,000	49,736	50,554	818
Swedish Krona, expiring 9/16/2009	668,682	87,348	92,688	5,340
Norwegian Krone, expiring 9/16/2009	1,553,164	243,425	253,074	9,649
Norwegian Krone, expiring 9/16/2009	888,618	139,280	144,792	5,512
British Pound, expiring 9/16/2009	2,400	3,914	4,009	95
British Pound, expiring 9/16/2009	30,800	49,753	51,445	1,692
British Pound, expiring 9/16/2009	15,400	24,836	25,722	886
British Pound, expiring 9/16/2009	255,000	420,595	425,921	5,326
Sales:		Proceeds ($)
Canadian Dollar, expiring 9/16/2009	295,196	267,688	274,078	(6,390)
Canadian Dollar, expiring 9/16/2009	43,688	39,361	40,563	(1,202)
Canadian Dollar, expiring 9/16/2009	69,000	59,846	64,064	(4,218)
Canadian Dollar, expiring 9/16/2009	9,600	8,319	8,913	(594)
Canadian Dollar, expiring 9/16/2009	10,400	9,013	9,656	(643)
Euro, expiring 9/16/2009	311,572	431,733	444,113	(12,380)
Euro, expiring 9/16/2009	312,138	439,281	444,920	(5,639)
Euro, expiring 9/16/2009	23,040	32,261	32,841	(580)
Euro, expiring 9/16/2009	24,960	34,950	35,578	(628)
Euro, expiring 9/16/2009	226,000	317,884	322,139	(4,255)
Euro, expiring 9/16/2009	71,200	99,376	101,488	(2,112)
Euro, expiring 9/16/2009	71,200	99,232	101,488	(2,256)
Euro, expiring 9/16/2009	35,600	49,510	50,744	(1,234)
Euro, expiring 9/16/2009	113,000	157,344	161,070	(3,726)
Euro, expiring 9/16/2009	192,000	273,050	273,676	(626)
Swiss Franc, expiring 9/16/2009	51,192	46,853	47,925	(1,072)
Swiss Franc, expiring 9/16/2009	182,550	168,673	170,899	(2,226)

Swiss Franc, expiring 9/16/2009	116,000	105,378	108,597	(3,219)
Swedish Krona, expiring 9/16/2009	147,372	19,835	20,427	(592)
British Pound, expiring 9/16/2009	63,842	103,812	106,634	(2,822)
British Pound, expiring 9/16/2009	49,000	80,223	81,844	(1,621)
British Pound, expiring 9/16/2009	221,000	363,050	369,131	(6,081)
Japanese Yen, expiring 9/16/2009	960,671	9,810	10,157	(347)
Japanese Yen, expiring 9/16/2009	19,486,240	198,781	206,026	(7,245)

Gross Unrealized Appreciation				111,731
Gross Unrealized Depreciation				(71,708)

STATEMENT OF SECURITIES SOLD SHORT
July 31, 2009 (Unaudited)
	Principal
Bonds and Notes	Amount ($)		Value ($)
Federal National Mortgage Association:
4.00%	1,560,000	a,b	(1,575,113)
4.00%	570,000	a,b	(559,135)
6.50%	1,400,000	a,b	(1,497,345)
Government National Mortgage Association I
6.50%	103,000	a	(1,095,823)
(proceeds $4,694,314)			(4,727,416)

Various inputs are used in determining the value of the fund's investments relating to FAS 157. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2009 in valuing the fund's investments:

		Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Level 1 -Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
U.S. Treasury Securities	-	10,879,088	-	10,879,088
Asset-Backed	-	1,290,722	-	1,290,722
Corporate Bonds	-	12,023,241	-	12,023,241
Foreign Government	-	425,339	-	425,339
U.S. Government Agencies/Mortgage-		23,468,883		23,468,883
Backed	-		-
Commercial Mortgage-Backed	-	1,804,189	-	1,804,189
Mutual Funds	2,250,000	-	-	2,250,000
Other Financial Instruments+	95,766	111,731	-	207,497
Liabilities ($)
Other Financial Instruments+	(98,624)	(71,708)	-	(170,333)
Investments in Securities Sold, Not Yet
Purchased	-	(4,727,416)	-	(4,727,416)

† Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation), or in the case of options, market value at period end.

The fund adopted FASB Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. All changes to accounting policies and disclosures have been made in accordance with FAS 161 and are incorporated for the current period as part of the disclosures within this Note.

Portfolio valuation: Investments in securities excluding short-term investments (other than U.S. Treasury Bills), financial futures, options and forward currency exchange contracts are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Directors, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Directors. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S.Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over the counter are priced at the mean between the bid and asked price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

A mortgage dollar roll transaction involves a sale by the fund of mortgage related securities that it holds with an agreement by the fund to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold.

Futures Contracts: In the normal course of pursuing its investment objectives, the fund is exposed to market risk (including equity price risk, interest rate risk and foreign currency exchange risk) as a result of changes in value of underlying financial instruments. The fund may invest in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase of the sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses, which are recorded in the Statement of Operations. Futures contracts are valued daily at the settlement price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures, since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Forward Foreign Currency Exchange Contracts: The fund may enter into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of an investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund would incur a loss if the value of the contracts increase between the date the forward contracts are opened and the date the forward contracts are closed. The fund realizes a gain if the value of the contracts decrease between those dates. With respect to purchases of forward contracts, the fund would incur a loss if the value of the contracts decrease between the date the forward contracts are opened and the date the forward contracts are closed. The fund realizes a gain if the value of the contracts increase between those dates. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Global Alpha Fund
July 31, 2009 (Unaudited)

Common Stocks--62.2%	Shares	Value ($)
Australia--2.2%
AGL Energy	1,165	14,431
Alumina	6,059	8,614
Amcor	1,124	4,625
AMP	6,009	28,075
Asciano Group	5,000 a	6,650
ASX	507	15,839
Australia & New Zealand Banking Group	6,053	93,246
AXA Asia Pacific Holdings	2,444	8,635
Bendigo and Adelaide Bank	1,348	9,189
BHP Billiton	8,590	270,298
BlueScope Steel	4,602	12,893
Brambles	4,435	22,085
CFS Retail Property Trust	2,267	3,232
Coca-Cola Amatil	754	5,848
Cochlear	74	3,423
Commonwealth Bank of Australia	3,792	134,926
Computershare	633	5,173
Crown	1,748	10,899
CSL	1,613	40,966
Dexus Property Group	10,980	6,663
Fortescue Metals Group	1,686 a	5,915
Foster's Group	5,352	23,982
GPT Group	14,123	6,223
Incitec Pivot	2,270	5,208
Insurance Australia Group	6,020	18,367
Leighton Holdings	197	4,942
Lend Lease	1,987	12,802
Lion Nathan	965	9,394
Macquarie Group	901	32,973
Macquarie Infrastructure Group	6,011	7,246
Metcash	3,159	11,240

National Australia Bank	4,962	100,365
Newcrest Mining	1,305	32,547
OneSteel	3,419	8,498
Orica	953	17,794
Origin Energy	2,432	29,316
OZ Minerals	7,338	6,832
Paladin Energy	1,333 a	5,053
QBE Insurance Group	2,643	42,847
Rio Tinto	1,157	58,097
Santos	2,279	27,510
Sims Metal Management	204	4,723
Sonic Healthcare	1,359	13,219
Stockland	6,583	17,239
Suncorp-Metway	3,676	21,698
TABCORP Holdings	2,151	12,947
Tatts Group	1,524	3,104
Telstra	12,297	36,087
Toll Holdings	2,416	13,638
Transurban Group	1,655	5,957
Wesfarmers	2,679	57,573
Wesfarmers-PPS	190	4,082
Westfield Group	5,341	50,308
Westpac Banking	7,498	135,204
Woodside Petroleum	1,302	49,467
Woolworths	3,203	72,562
WorleyParsons	585	12,552
		1,683,221
Austria--.1%
Erste Group Bank	423	14,687
OMV	364	14,372
Raiffeisen International Bank Holding	184	8,168
Telekom Austria	797	12,102
Verbund-Oesterreichische Elektrizitaetswirtschafts, Cl. A	246	11,924
Vienna Insurance Group	90	4,134
Voestalpine	374	10,324
		75,711

Belgium--.3%

Anheuser-Busch InBev	1,822	72,109
Anheuser-Busch InBev (Strip)	1,224 a	5
Belgacom	367	13,078
Colruyt	37	8,236
Compagnie Nationale a Portefeuille	78	4,012
Delhaize Group	251	17,853
Dexia	1,534 a	11,986
Fortis	5,580 a	21,597
Fortis (Rights)	12,089 a	0
Groupe Bruxelles Lambert	201	15,867
Groupe Bruxelles Lambert (Strip)	31 a	0
KBC Groep	516 a	10,944
Mobistar	79	5,008
Solvay	146	14,235
UCB	326	10,723
Umicore	502	13,039
		218,692
Denmark--.3%
AP Moller - Maersk, Cl. A	1	6,017
AP Moller - Maersk, Cl. B	3	18,565
Carlsberg, Cl. B	291	20,086
Coloplast, Cl. B	81	5,907
Danske Bank	1,122 a	23,233
DSV	645 a	8,843
Novo Nordisk, Cl. B	1,130	66,162
Novozymes, Cl. B	148	13,231
Topdanmark	63 a	8,565
TrygVesta	63	4,223
Vestas Wind Systems	512 a	35,876
William Demant Holding	89 a	5,270
		215,978
Finland--.4%
Elisa	488	8,904
Fortum	1,103	25,412
Kesko, Cl. B	335	8,787
Kone, Cl. B	373	12,623
Metso	488	10,233

Neste Oil	518	7,285
Nokia	9,611	127,267
Nokian Renkaat	388	8,152
Orion, Cl. B	345	6,016
Outokumpu	298	5,809
Pohjola Bank	426	4,409
Rautaruukki	329	7,081
Sampo, Cl. A	1,022	21,227
Sanoma	347	5,923
Stora Enso, Cl. R	1,873 a	11,843
UPM-Kymmene	1,315	13,703
Wartsila	212	7,544
		292,218
France--3.1%
Accor	347	14,734
ADP	100	8,029
Air France	457 a	5,722
Air Liquide	622	64,604
Alcatel-Lucent	5,602 a	15,408
Alstom	499	34,078
Atos Origin	175 a	7,936
AXA	3,942	82,882
BioMerieux	15	1,452
BNP Paribas	2,111	153,086
Bouygues	549	23,261
Bureau Veritas	111	5,233
Cap Gemini	392	18,004
Carrefour	1,596	74,523
Casino Guichard Perrachon	120	8,226
Christian Dior	151	13,038
Cie de Saint-Gobain	917	36,987
Cie Generale d'Optique Essilor International	490	27,024
CNP Assurances	100	9,089
Compagnie Generale de Geophysique-Veritas	670 a	13,508
Compagnie Generale des Etablissements Michelin, Cl. B	357	25,641
Credit Agricole	2,197	31,195
Danone	1,383	73,813

Dassault Systemes	214	10,649
Eiffage	137	9,085
Electricite de France	587	28,941
Eramet	10	2,797
Eurazeo	131	5,923
Eutelsat Communications	328 a	9,117
France Telecom	4,616	114,592
GDF Suez	3,044	115,681
Gecina	80	6,551
Hermes International	129	19,286
ICADE	48	4,178
Iliad	42	4,460
Imerys	146	7,734
Ipsen	26	1,191
JC Decaux	159 a	3,245
Klepierre	207	5,887
L'Oreal	600	51,728
Lafarge	440	31,615
Lagardere	344	12,780
Legrand	238	5,792
LVMH Moet Hennessy Louis Vuitton	614	55,094
M6-Metropole Television	334	6,641
Natixis	3,008 a	7,791
Neopost	109	9,233
PagesJaunes Groupe	649	6,965
Pernod-Ricard	482	37,257
Peugeot	414 a	12,490
PPR	181	20,065
Publicis Groupe	345	12,199
Renault	442 a	18,749
Safran	623	9,583
Sanofi-Aventis	2,661	173,391
Schneider Electric	584	52,775
SCOR	511	12,204
Societe BIC	137	8,170
Societe Des Autoroutes Paris-Rhin-Rhone	58	4,154
Societe Generale	1,164	74,345

Societe Television Francaise 1	603	9,293
Sodexo	271	14,193
Suez Environnement	771	14,615
Technip	304	18,283
Thales	233	9,798
Total	5,406	298,221
Unibail-Rodamco	203	35,285
Vallourec	135	17,666
Veolia Environnement	938	32,089
Vinci	1,058	53,564
Vivendi	2,944	75,234
		2,298,052
Germany--2.3%
Adidas	511	21,481
Allianz	1,158	113,610
BASF	2,360	117,642
Bayer	1,954	119,289
Bayerische Motoren Werke	858	39,449
Beiersdorf	283	14,175
Celesio	112	2,968
Commerzbank	2,200 a	17,155
Daimler	2,309	106,294
Deutsche Bank	1,429	91,959
Deutsche Boerse	505	39,808
Deutsche Lufthansa	309	4,153
Deutsche Post	2,259	35,566
Deutsche Telekom	7,259	92,521
E.ON	4,846	182,479
Fresenius Medical Care & Co.	501	22,886
GEA Group	380	6,190
Hannover Rueckversicherung	81 a	3,279
Henkel & Co.	177	5,541
K+S	391	21,830
Linde	394	36,990
MAN	280	19,253
Merck	171	15,831
Metro	353	20,334

Munchener Ruckversicherungs	529	79,567
RWE	1,073	90,134
Salzgitter	53	5,346
SAP	2,196	102,742
Siemens	2,099	166,649
Solarworld	192	4,644
Suedzucker	90	1,881
ThyssenKrupp	879	26,918
Volkswagen	226	80,827
		1,709,391
Greece--.2%
Alpha Bank	864 a	11,331
Bank of Cyprus Public	1,364	8,954
Coca-Cola Hellenic Bottling	449	10,185
EFG Eurobank Ergasias	754	9,824
Hellenic Petroleum	512	5,284
Hellenic Telecommunications Organization	780	12,164
Marfin Investment Group	2,534 a	10,562
National Bank of Greece	1,506 a	43,729
OPAP	554	13,235
Piraeus Bank	979 a	11,581
Public Power	384 a	8,330
Titan Cement	222	6,408
		151,587
Hong Kong--.7%
Bank of East Asia	4,740	15,780
BOC Hong Kong Holdings	10,000	21,316
Cheung Kong Holdings	4,000	51,664
Cheung Kong Infrastructure Holdings	1,000	3,645
CLP Holdings	5,500	37,400
Esprit Holdings	3,400	24,568
Hang Lung Group	1,000	5,181
Hang Lung Properties	6,000	21,987
Hang Seng Bank	2,200	35,739
Henderson Land Development	3,000	19,819
Hong Kong & China Gas	11,000	24,611
Hong Kong Exchanges & Clearing	2,500	47,161

HongKong Electric Holdings	3,500	19,306
Hopewell Holdings	1,000	3,265
Hutchison Whampoa	6,000	44,942
Kerry Properties	1,500	7,742
Li & Fung	6,000	17,690
Link REIT	5,500	12,490
MTR	2,000	7,252
New World Development	6,000	14,322
Shangri-La Asia	2,000	3,190
Sino Land	4,000	8,165
Sun Hung Kai Properties	4,000	60,851
Swire Pacific, Cl. A	2,000	22,464
Wharf Holdings	4,000	18,813
Wheelock & Co.	3,000	8,516
		557,879
Ireland--.1%
Anglo Irish Bank	3,069 a,f	1,872
CRH	1,723	41,332
Elan	1,537 a	12,421
Kerry Group, Cl. A	452	11,038
		66,663
Italy--1.0%
A2A	1,653	2,995
ACEA	123	1,392
Alleanza Assicurazioni	566	4,233
Assicurazioni Generali	2,689	60,962
Atlantia	677	14,858
Banca Carige	966	2,738
Banca Monte dei Paschi di Siena	5,510	10,273
Banca Popolare di Milano	1,749	10,532
Banco Popolare	1,686 a	13,553
Enel	16,727	90,413
ENI	6,612	153,081
Fiat	1,919 a	21,167
Finmeccanica	1,035	15,613
Intesa Sanpaolo	19,515 a	72,281
Intesa Sanpaolo-RSP	4,018	11,279

Luxottica Group	184 a	4,581
Mediaset	1,052	6,328
Mediobanca	1,214	16,953
Parmalat	5,371	13,349
Saipem	713	19,206
Snam Rete Gas	3,831	16,688
Telecom Italia	25,546	39,767
Telecom Italia-RSP	19,314	21,646
Terna Rete Elettrica Nazionale	3,357	11,768
UniCredit	36,537 a	106,451
Unione di Banche Italiane	1,579	21,972
		764,079
Japan--7.0%
77 Bank	1,000	5,883
Acom	9	190
Advantest	500	10,846
Aeon	1,800	17,396
Aioi Insurance	1,000	4,727
Aisin Seiki	500	12,790
Ajinomoto	2,000	19,077
All Nippon Airways	2,000	5,547
Amada	1,000	6,324
Asahi Breweries	1,100	17,391
Asahi Glass	3,000	25,905
Ashai Kasei	3,000	15,410
Astellas Pharma	1,200	45,507
Bank of Kyoto	1,000	9,013
Bank of Yokohama	3,000	16,167
Benesse	200	8,614
Bridgestone	1,600	27,632
Brother Industries	800	7,168
Canon	2,700	100,121
Casio Computer	900	7,346
Central Japan Railway	4	23,993
Chiba Bank	2,000	12,900
Chubu Electric Power	1,700	40,716
Chugai Pharmaceutical	700	12,758

Chugoku Electric Power	700	14,574
Chuo Mitsui Trust Holdings	3,000	10,400
Citizen Holdings	400	2,160
Cosmo Oil	1,000	2,973
Credit Saison	600	7,790
Dai Nippon Printing	1,000	14,560
Daicel Chemical Industries	1,000	6,334
Daido Steel	1,000	4,118
Daiichi Sankyo	1,700	30,716
Daikin Industries	600	21,682
Daito Trust Construction	200	9,790
Daiwa House Industry	1,000	10,284
Daiwa Securities Group	4,000	23,531
Denki Kagaku Kogyo	2,000	6,471
Denso	1,200	35,233
Dentsu	500	10,494
DIC	3,000	4,191
Dowa Holdings	1,000	4,538
East Japan Railway	900	51,337
Eisai	600	21,241
Electric Power Development	300	8,856
Elpida Memory	500 a	5,673
FamilyMart	200	6,471
Fanuc	500	40,811
Fast Retailing	100	12,910
Fuji Electric Holdings	2,000	3,488
Fuji Heavy Industries	1,000	4,013
FUJIFILM Holdings	1,200	38,952
Fujitsu	5,000	32,670
Fukuoka Financial Group	2,000	8,719
Furukawa Electric	2,000	9,601
Gunma Bank	2,000	11,555
Hachijuni Bank	1,000	5,820
Hankyu Hashin Holdings	3,000	13,740
Hirose Electric	100	11,135
Hiroshima Bank	1,000	4,139
Hisamitsu Pharmaceutical	100	3,435

Hitachi	9,000	30,065
Hitachi Construction Machinery	300	5,291
Hokkaido Electric Power	600	11,591
Hokuhoku Financial Group	3,000	6,807
Hokuriku Electric Power	500	11,371
Honda Motor	4,200	134,566
HOYA	1,000	24,003
Ibiden	300	9,927
IHI	4,000 a	6,723
INPEX	2	15,211
Isetan Mitsukoshi Holdings	1,180	12,433
Isuzu Motors	4,000	7,101
ITOCHU	4,000	29,749
J Front Retailing	2,200	12,156
Jafco	100	3,488
Japan Real Estate Investment	1	8,320
Japan Retail Fund Investment	2	9,980
Japan Steel Works	1,000	13,026
Japan Tobacco	11	31,661
JFE Holdings	1,300	52,030
JGC	1,000	17,228
Joyo Bank	2,000	10,127
JS Group	800	12,337
JSR	500	8,961
JTEKT	500	5,625
Jupiter Telecommunications	3	2,505
Kajima	3,000	8,414
Kaneka	1,000	6,912
Kansai Electric Power	1,900	42,213
Kao	1,000	22,533
Kawasaki Heavy Industries	4,000	10,253
Kawasaki Kisen Kaisha	2,000	7,500
KDDI	7	36,914
Keihin Electric Express Railway	1,000	8,288
Keio	2,000	11,933
Keyence	110	21,597
Kintetsu	4,000	18,530

Kirin Holdings	2,000	29,749
Kobe Steel	6,000	11,534
Komatsu	2,400	39,052
Konami	400	8,467
Konica Minolta Holdings	1,500	16,309
Kubota	3,000	26,850
Kuraray	1,000	11,272
Kurita Water Industries	300	9,895
Kyocera	400	32,018
Kyowa Hakko Kirin	371	4,248
Kyushu Electric Power	1,000	21,430
Lawson	200	8,257
Leopalace21	500	4,260
Makita	400	9,874
Marubeni	4,000	18,362
Marui Group	900	6,419
Mazda Motor	3,000	7,816
Mediceo Paltac Holdings	500	6,214
MEIJI Holdings	117	4,695
Minebea	1,000	4,044
Mitsubishi	3,500	69,489
Mitsubishi Chemical Holdings	3,000	13,394
Mitsubishi Electric	5,000	36,451
Mitsubishi Estate	3,000	49,698
Mitsubishi Gas Chemical	1,000	6,124
Mitsubishi Heavy Industries	8,000	31,850
Mitsubishi Materials	3,000	8,099
Mitsubishi Motors	10,000 a	18,383
Mitsubishi Rayon	2,000	5,441
Mitsubishi Tanabe Pharma	1,000	11,839
Mitsubishi UFJ Financial Group	23,660	140,675
Mitsui & Co.	4,000	49,877
Mitsui Chemicals	2,000	7,290
Mitsui Engineering & Shipbuilding	3,000	7,563
Mitsui Fudosan	2,000	36,557
Mitsui Mining & Smelting	2,000 a	5,483
Mitsui OSK Lines	3,000	18,184

Mitsui Sumitomo Insurance Group Holdings	1,100	28,079
Mizuho Financial Group	31,900	72,047
Murata Manufacturing	600	29,245
Namco Bandai Holdings	700	7,824
NEC	5,000 a	17,438
NGK Insulators	1,000	22,533
NGK Spark Plug	1,000	10,967
Nidec	300	21,587
Nikon	1,000	19,980
Nintendo	300	80,645
Nippon Building Fund	1	8,929
Nippon Electric Glass	1,000	11,534
Nippon Express	3,000	13,709
Nippon Meat Packers	1,000	12,186
Nippon Mining Holdings	2,500	11,818
Nippon Oil	3,000	15,820
Nippon Paper Group	400	10,253
Nippon Sheet Glass	1,000	2,973
Nippon Steel	13,000	51,757
Nippon Telegraph & Telephone	1,300	53,396
Nippon Yusen	3,000	12,763
Nipponkoa Insurance	2,000	11,870
Nishi-Nippon City Bank	2,000	5,042
Nissan Motor	6,300	45,598
Nisshin Seifun Group	500	6,045
Nisshin Steel	3,000	5,704
Nissin Foods Holdings	200	6,345
Nitori	50	3,561
Nitto Denko	500	16,020
Nomura Holdings	6,400	55,734
Nomura Real Estate Office Fund	1	6,534
Nomura Research Institute	300	7,390
NSK	1,000	5,389
NTN	2,000	8,047
NTT Data	4	13,404
NTT DoCoMo	40	57,650
Obayashi	2,000	8,887

Odakyu Electric Railway	2,000	17,186
OJI Paper	2,000	8,635
Olympus	1,000	28,573
Omron	600	9,669
Ono Pharmaceutical	200	8,845
Oriental Land	100	6,660
ORIX	270	16,989
Osaka Gas	5,000	16,545
Panasonic	5,000	78,786
Panasonic Electric Works	1,000	10,547
Promise	300	3,142
Rakuten	18	11,496
Resona Holdings	1,300	19,091
Ricoh	2,000	26,094
Rohm	300	22,186
Sankyo	100	5,925
Santen Pharmaceutical	100	3,104
Sanyo Electric	5,000 a	11,135
Sapporo Hokuyo Holdings	1,300	4,356
SBI Holdings	58	11,655
Secom	500	21,272
Sega Sammy Holdings	600	7,866
Seiko Epson	500	7,647
Sekisui Chemical	1,000	5,872
Sekisui House	1,000	9,370
Seven & I Holdings	2,000	46,641
Seven Bank	1	2,596
Sharp	3,000	33,185
Shikoku Electric Power	500	14,890
Shimamura	100	8,992
Shimano	100	4,076
Shimizu	2,000	8,173
Shin-Etsu Chemical	1,000	53,574
Shinsei Bank	4,000 a	5,883
Shionogi & Co.	1,000	20,579
Shiseido	1,000	16,219
Shizuoka Bank	2,000	19,581

Showa Denko	4,000	7,395
Showa Shell Sekiyu	500	5,562
SMC	100	11,219
Softbank	1,900	40,217
Sojitz	4,300	8,944
Sompo Japan Insurance	2,000	13,194
Sony	2,600	73,061
Sony Financial Holdings	2	6,128
Stanley Electric	500	10,316
SUMCO	400	7,458
Sumitomo	2,900	28,545
Sumitomo Chemical	4,000	19,707
Sumitomo Electric Industries	1,900	23,532
Sumitomo Heavy Industries	1,000	4,801
Sumitomo Metal Industries	9,000	22,312
Sumitomo Metal Mining	1,000	14,969
Sumitomo Mitsui Financial Group	2,300	97,852
Sumitomo Realty & Development	1,000	20,484
Sumitomo Rubber Industries	600	5,181
Sumitomo Trust & Banking	4,000	21,766
Suruga Bank	1,000	10,568
Suzuken	200	5,998
Suzuki Motor	900	22,596
T & D Holdings	650	18,982
Taiheiyo Cement	3,000	4,507
Taisei	3,000	6,776
Taiyo Nippon Sanso	1,000	9,559
Takashimaya	1,000	8,194
Takeda Pharmaceutical	1,900	76,443
TDK	300	15,694
Teijin	3,000	9,454
Terumo	400	20,211
THK	200	3,265
Tobu Railway	2,000	12,080
Toho	200	3,538
Toho Gas	1,000	4,002
Tohoku Electric Power	1,100	22,775

Tokio Marine Holdings	1,800	51,999
Tokuyama	1,000	7,521
Tokyo Electric Power	3,100	78,969
Tokyo Electron	400	20,841
Tokyo Gas	6,000	21,871
Tokyo Tatemono	1,000	4,874
Tokyu	3,000	14,623
Tokyu Land	2,000	8,026
TonenGeneral Sekiyu	1,000	9,496
Toppan Printing	1,000	10,148
Toray Industries	3,000	14,938
Toshiba	10,000	44,120
Tosoh	2,000	5,820
TOTO	1,000	6,818
Toyo Seikan Kaisha	500	10,662
Toyota Industries	500	13,446
Toyota Motor	7,000	293,398
Toyota Tsusho	600	9,164
Trend Micro	500	17,175
Tsumura & Co.	100	3,214
Ube Industries	4,000	11,513
UNICHARM	100	8,047
UNY	1,000	8,110
Ushio	200	3,750
West Japan Railway	4	12,690
Yahoo! Japan	39	12,721
Yakult Honsha	300	6,571
Yamada Denki	220	13,681
Yamaha	600	7,923
Yamaha Motor	600	7,425
Yamato Holdings	1,000	14,780
Yokogawa Electric	400	3,118
		5,292,832
Luxembourg--.2%
ArcelorMittal	2,169	77,647
Millicom International Cellular	197 a	14,683
SES	766	15,052

Tenaris	1,206	18,329
		125,711
Netherlands--.8%
Aegon	3,551	25,968
Akzo Nobel	574	31,327
ASML Holding	1,067	27,789
Corio	58	3,197
European Aeronautic Defence and Space	875	16,598
Fugro	169	7,544
Heineken	613	24,343
Heineken Holding	149	5,102
ING Groep	4,942	63,045
Koninklijke Ahold	2,998	33,914
Koninklijke DSM	406	14,436
KONINKLIJKE KPN	4,328	64,705
Koninklijke Philips Electronics	2,452	55,621
QIAGEN	506 a	9,606
Randstad Holding	243 a	8,372
Reed Elsevier	1,649	17,193
SBM Offshore	644	12,253
STMicroelectronics	1,995	15,158
TNT	958	22,635
Unilever	4,121	112,002
Wolters Kluwer	674	13,187
		583,995
New Zealand--.0%
Auckland International Airport	3,880	4,342
Contact Energy	1,211	5,023
Fletcher Building	2,057	9,723
Sky City Entertainment Group	1,940	4,202
Telecom Corporation of New Zealand	4,764	8,719
		32,009
Norway--.2%
DNB NOR	1,746 a	15,129
Norsk Hydro	2,206 a	12,901
Orkla	1,913	15,084
Renewable Energy	600 a	4,744

SeaDrill	686	10,965
StatoilHydro	2,834	60,309
Telenor	2,091 a	19,205
Yara International	470	14,506
		152,843
Portugal--.1%
Banco Comercial Portugues, Cl. R	5,445	5,797
Banco Espirito Santo	1,244	7,727
Brisa Auto-Estradas de Portugal	656	5,404
Cimpor-Cimentos de Portugal	565	4,278
Energias de Portugal	4,560	17,992
Galp Energia, Cl. B	365	4,750
Jeronimo Martins	925	6,452
Portugal Telecom	1,448	14,592
		66,992
Singapore--.5%
Ascendas Real Estate Investment Trust	6,400	7,545
CapitaLand	6,500	17,219
CapitaMall Trust	7,000	7,670
City Developments	1,000	7,032
ComfortDelgro	10,000	10,749
Cosco Singapore	4,000	3,634
DBS Group Holdings	5,500	52,939
Fraser and Neave	3,000	8,634
Genting Singapore	12,000 a	7,032
Golden Agri-Resources	16,640	4,904
Keppel	3,000	17,454
Noble Group	5,000	7,247
Oversea-Chinese Banking	6,000	32,537
SembCorp Industries	3,000	6,678
SembCorp Marine	3,000	6,491
Singapore Airlines	1,866	17,469
Singapore Exchange	2,000	12,094
Singapore Press Holdings	5,000	12,448
Singapore Technologies Engineering	3,000	5,471
Singapore Telecommunications	20,000	48,542
United Overseas Bank	3,000	36,781

UOL Group	2,000	4,854
Wilmar International	2,000	8,308
		343,732
Spain--1.4%
Abertis Infraestructuras	901	18,561
Acciona	39	4,686
Acerinox	312	6,157
ACS Actividades de Construccion y Servicios	442	23,430
Banco Bilbao Vizcaya Argentaria	9,141	149,296
Banco de Sabadell	2,942	19,520
Banco de Valencia	276	2,677
Banco Popular Espanol	2,056	18,469
Banco Santander	20,811	299,770
Bankinter	353	3,989
Criteria Caixacorp	1,132	5,417
EDP Renovaveis	522 a	5,331
Enagas	243	4,780
Gamesa Tecnologica	464	9,986
Gas Natural SDG	566	10,536
Grifols	170	3,079
Iberdrola	9,531	81,346
Iberdrola Renovables	2,143	9,844
Inditex	587	31,408
Indra Sistemas	130	2,972
Mapfre	1,575	5,850
Red Electrica	347	16,220
Repsol	1,930	44,574
Telefonica	10,817	267,688
Zardoya Otis	170	3,842
Zardoya Otis (Rights)	170 a	175
		1,049,603
Sweden--.8%
Alfa Laval	1,110	11,976
Assa Abloy, Cl. B	733	11,973
Atlas Copco, Cl. A	1,623	19,159
Atlas Copco, Cl. B	1,256	13,189
Electrolux, Ser. B	586 a	10,859

Getinge, Cl. B	746	11,059
Hennes & Mauritz, Cl. B	1,281	75,433
Holmen, Cl. B	205	5,586
Husqvarna, Cl. B	1,032 a	6,445
Investor, Cl. B	1,279	22,559
Lundin Petroleum	806 a	7,070
Nordea Bank	8,053	77,376
Sandvik	2,451	23,130
Scania, Cl. B	919	10,659
Securitas, Cl. B	1,304	12,171
Skandinaviska Enskilda Banken, Cl. A	3,571 a	19,754
Skanska, Cl. B	979	13,606
SKF, Cl. B	919	13,655
SSAB, Ser. A	601	7,796
SSAB, Ser. B	264	3,125
Svenska Cellulosa, Cl. B	1,594	20,293
Svenska Handelsbanken, Cl. A	1,191	28,854
Swedbank, Cl. A	762 a	5,831
Swedish Match	627	11,855
Tele2, Cl. B	743	9,903
Telefonaktiebolaget LM Ericsson, Cl. B	7,440	72,305
TeliaSonera	5,546	35,246
Volvo, Cl. A	1,066	7,499
Volvo, Cl. B	2,632	19,057
		587,423
Switzerland--2.3%
ABB	5,564 a	100,915
Actelion	294 a	16,103
Adecco	364	17,418
Aryzta	289 a	10,070
Baloise Holding	160	12,666
BKW FMB Energie	68	5,225
Compagnie Financiere Richemont, Cl. A	1,296	31,622
Credit Suisse Group	2,849	133,681
Geberit	121	16,763
Givaudan	21	13,941
Holcim	617 a	37,206

Julius Baer Holding	528	24,971
Kuehne & Nagel International	172	14,223
Lindt & Spruengli-PC	4	7,879
Logitech International	802 a	13,413
Lonza Group	112	11,020
Nestle	9,226	377,012
Nobel Biocare Holding	428	10,093
Novartis	5,359	243,688
Pargesa Holding	64	4,665
Roche Holding	1,781	278,837
Schindler Holding	161	10,322
SGS	11	12,898
Sonova Holding	113	9,896
Straumann Holding	36	7,831
Swatch Group	115	4,237
Swatch Group-BR	76	13,791
Swiss Life Holding	105 a	10,449
Swiss Reinsurance	856	32,610
Swisscom	60	19,554
Syngenta	245	56,137
Synthes	144	16,069
UBS	8,163 a	118,397
Zurich Financial Services	369	72,000
		1,765,602
United Kingdom--6.5%
3i Group	2,323	10,543
Admiral Group	612	9,705
AMEC	800	9,350
Anglo American	3,308	105,845
Antofagasta	985	12,362
Associated British Foods	979	12,919
AstraZeneca	3,653	169,753
Autonomy	603 a	11,746
Aviva	6,560	38,146
BAE Systems	8,782	44,697
Balfour Beatty	1,187	6,017
Barclays	27,727	138,959

Berkeley Group Holdings	359 a	4,916
BG Group	8,464	140,180
BHP Billiton	5,560	144,072
BP	47,439	391,032
British Airways	2,242 a	5,293
British American Tobacco	5,034	155,057
British Land	2,011	14,503
British Sky Broadcasting Group	2,775	25,119
BT Group	19,109	40,123
Bunzl	1,080	9,275
Burberry Group	1,034	7,885
Cable & Wireless	6,603	15,785
Cadbury	3,351	32,833
Cairn Energy	387 a	15,372
Capita Group	1,723	19,067
Carnival	450	13,011
Carphone Warehouse Group	2,411	7,175
Centrica	12,710	46,410
Cobham	2,739	8,133
Compass Group	4,467	23,883
Diageo	6,278	97,627
Drax Group	1,182	7,843
Eurasian Natural Resources	793	11,352
Experian	2,474	20,262
Firstgroup	1,660	9,123
Friends Provident Group	7,807	9,079
G4S	3,474	12,296
GlaxoSmithKline	13,116	249,843
Hammerson	1,670	9,545
Home Retail Group	2,492	12,973
HSBC Holdings	43,528	437,127
ICAP	1,300	9,785
Imperial Tobacco Group	2,544	72,163
Intercontinental Hotels Group	843	9,490
International Power	3,620	15,319
Invensys	1,914	8,187
Investec	1,384	9,270

J Sainsbury	2,973	15,649
Johnson Matthey	600	14,085
Kazakhmys	454	6,447
Kingfisher	6,491	22,894
Ladbrokes	2,194	6,384
Land Securities Group	1,790	15,847
Legal & General Group	16,375	17,496
Liberty International	1,079	7,799
Lloyds Banking Group	40,306	56,798
London Stock Exchange Group	518	6,114
Lonmin	314 a	7,189
Man Group	4,533	20,798
Marks & Spencer Group	3,827	21,936
National Grid	6,059	56,101
Next	550	15,547
Old Mutual	14,007	22,251
Pearson	1,961	22,546
Prudential	6,182	45,940
Randgold Resources	201	12,113
Reckitt Benckiser Group	1,511	72,044
Reed Elsevier	2,675	18,770
Rexam	1,726	6,753
Rexam (Rights)	628 a,b	895
Rio Tinto	3,450	142,361
Rolls-Royce Group	4,491 a	30,843
Royal Bank of Scotland Group	49,411 a	36,735
Royal Dutch Shell, Cl. A	8,960	233,511
Royal Dutch Shell, Cl. B	6,803	175,266
RSA Insurance Group	9,198	19,305
SABMiller	2,251	51,760
Sage Group	3,713	12,028
Schroders	426	6,904
Scottish & Southern Energy	2,285	41,935
Segro	2,510	11,486
Serco Group	1,169	7,820
Severn Trent	670	10,758
Shire	1,354	19,933

Smith & Nephew	2,434	19,187
Smiths Group	929	11,089
Standard Chartered	4,753	111,972
Standard Life	6,001	19,679
Tesco	19,801	120,640
Thomas Cook Group	1,084	3,900
Thomson Reuters	405	12,858
Tomkins	3,173	9,311
Tui Travel	1,371	5,160
Tullow Oil	1,966	32,219
Unilever	3,218	84,293
United Utilities Group	1,926	14,393
Vedanta Resources	317	9,271
Vodafone Group	132,681	269,898
Whitbread	780	11,192
WM Morrison Supermarkets	5,031	22,478
Wolseley	667 a	14,811
WPP	3,187	24,397
Xstrata	4,745	63,577
		4,843,816
United States--31.7%
3M	1,693	119,390
Abbott Laboratories	3,971	178,655
Abercrombie & Fitch, Cl. A	270	7,719
Accenture, Cl. A	1,559	54,674
ACE	857	42,044
Activision Blizzard	1,527 a	17,484
Adobe Systems	1,345 a	43,605
Advance Auto Parts	242	11,188
Advanced Micro Devices	1,469 a	5,377
AES	1,707 a	21,833
Aetna	1,183	31,906
Affiliated Computer Services, Cl. A	233 a	11,047
Aflac	1,200	45,432
AGCO	223 a	7,016
Agilent Technologies	902 a	20,944
Air Products & Chemicals	538	40,135

Airgas	204	9,094
Akamai Technologies	470 a	7,727
Alcoa	2,437	28,659
Allegheny Energy	433	10,916
Allegheny Technologies	214	5,795
Allergan	780	41,675
Alliance Data Systems	157 a	8,007
Alliant Energy	331	8,659
Allstate	1,307	35,171
Alpha Natural Resources	308 a	10,259
Altera	751	14,036
Altria Group	5,425	95,100
Amazon.com	907 a	77,784
AMB Property	339	6,716
Ameren	544	13,834
American Eagle Outfitters	450	6,476
American Electric Power	1,196	37,028
American Express	2,730	77,341
American International Group	377	4,954
American Tower, Cl. A	1,019 a	34,738
Ameriprise Financial	769	21,378
AmerisourceBergen	780	15,382
AMETEK	272	8,802
Amgen	2,690 a	167,614
Amphenol, Cl. A	438	14,607
Anadarko Petroleum	1,282	61,792
Analog Devices	747	20,445
Annaly Capital Management	1,395	23,506
AON	623	24,577
Apache	859	72,113
Apollo Group, Cl. A	347 a	23,957
Apple	2,289 a	374,000
Applied Materials	3,412	47,086
Aqua America	387	6,989
Arch Capital Group	103 a	6,405
Arch Coal	388	6,755
Archer-Daniels-Midland	1,483	44,668

Arrow Electronics	316 a	8,143
Associated Banc-Corp	374	4,054
Assurant	287	7,324
AT & T	15,145	397,253
Autodesk	579 a	12,628
Automatic Data Processing	1,296	48,276
AutoNation	293 a	6,059
AutoZone	89 a	13,668
AvalonBay Communities	204	11,873
Avery Dennison	285	7,618
Avnet	372 a	9,077
Avon Products	1,094	35,424
Axis Capital Holdings	344	9,790
Baker Hughes	789	31,955
Ball	228	11,026
Bank of America	22,308	329,935
Baxter International	1,577	88,895
BB & T	1,632	37,340
Beckman Coulter	177	11,149
Becton, Dickinson & Co.	615	40,067
Bed Bath & Beyond	666 a	23,144
Berkshire Hathaway, Cl. B	28 a	89,054
Best Buy	901	33,670
Biogen Idec	763 a	36,281
BJ Services	747	10,592
Black & Decker	169	6,354
BlackRock	67	12,766
BMC Software	473 a	16,096
Boeing	1,772	76,037
BorgWarner	295	9,791
Boston Properties	376	19,890
Boston Scientific	3,854 a	41,392
Bristol-Myers Squibb	5,198	113,005
Broadcom, Cl. A	1,093 a	30,855
Brown-Forman, Cl. B	205	9,010
Bunge	312	21,830
Burlington Northern Santa Fe	871	68,452

C.H. Robinson Worldwide	434	23,666
C.R. Bard	255	18,760
CA	1,064	22,493
Cablevision Systems (NY Group), Cl. A	619	12,671
Cabot Oil & Gas	255	8,958
Calpine	986 a	12,700
Cameron International	555 a	17,333
Campbell Soup	552	17,129
Capital One Financial	1,211	37,178
Cardinal Health	924	30,769
Carmax	542 a	8,742
Carnival	1,123	31,433
Caterpillar	1,544	68,029
CBS, Cl. B	1,508	12,351
Celanese, Ser. A	352	9,046
Celgene	1,180 a	67,213
CenterPoint Energy	843	10,158
CenturyTel	751	23,574
Cephalon	213 a	12,492
Cerner	197 a	12,821
CF Industries Holdings	113	8,920
Charles River Laboratories International	206 a	6,812
Charles Schwab	2,599	46,444
Chesapeake Energy	1,479	31,710
Chevron	5,151	357,840
Chubb	913	42,162
Church & Dwight	179	10,557
CIGNA	695	19,738
Cimarex Energy	219	7,836
Cincinnati Financial	381	9,201
Cintas	337	8,486
Cisco Systems	15,000 a	330,150
Citigroup	29,121	92,314
Citrix Systems	465 a	16,554
Cliffs Natural Resources	374	10,244
Clorox	356	21,720
CME Group	160	44,613

Coach	823	24,353
Coca-Cola	5,353	266,794
Coca-Cola Enterprises	749	14,074
Cognizant Technology Solutions, Cl. A	746 a	22,074
Colgate-Palmolive	1,327	96,128
Comcast, Cl. A	5,028	74,716
Comcast, Cl. A (Special)	2,078	29,071
Comerica	438	10,442
Computer Sciences	388 a	18,690
ConAgra Foods	1,146	22,496
ConocoPhillips	3,613	157,924
Consol Energy	462	16,415
Consolidated Edison	703	27,670
Constellation Brands, Cl. A	573 a	7,827
Constellation Energy Group	459	13,173
Cooper Industries, Cl. A	428	14,102
Corning	3,994	67,898
Costco Wholesale	1,113	55,094
Covance	183 a	10,092
Coventry Health Care	385 a	8,855
Covidien	1,293	48,888
Crown Castle International	740 a	21,268
Crown Holdings	455 a	11,421
CSX	1,024	41,083
Cummins	490	21,075
CVS Caremark	3,690	123,541
D.R. Horton	694	8,043
Danaher	695	42,562
Darden Restaurants	332	10,753
DaVita	266 a	13,220
Dean Foods	481 a	10,192
Deere & Co.	1,085	47,458
Dell	4,493 a	60,116
Delta Air Lines	279 a	1,933
Denbury Resources	685 a	11,371
Dentsply International	361	12,039
Devon Energy	1,083	62,911

DeVry	158	7,859
Diamond Offshore Drilling	178	15,997
DIRECTV Group	1,305 a	33,800
Discover Financial Services	1,500	17,820
Discovery Communications, Cl. A	326 a	7,987
Discovery Communications, Cl. C	344 a	7,706
DISH Network, Cl. A	512 a	8,678
Dolby Laboratories, Cl. A	134 a	5,578
Dollar Tree	232 a	10,700
Dominion Resources	1,498	50,632
Dover	476	16,189
Dow Chemical	2,711	57,392
Dr. Pepper Snapple Group	650 a	15,997
DST Systems	83 a	3,679
DTE Energy	417	14,370
Duke Energy	3,265	50,542
Duke Realty	690	6,548
Dun & Bradstreet	136	9,791
E.I. du Pont de Nemours & Co.	2,318	71,696
Eastman Chemical	177	8,790
Eaton	402	20,872
Eaton Vance	338	9,674
eBay	2,800 a	59,500
Ecolab	611	25,363
Edison International	794	25,662
Edwards Lifesciences	158 a	10,335
El Paso	1,789	17,997
Electronic Arts	824 a	17,691
Eli Lilly & Co.	2,695	94,029
EMC	5,241 a	78,929
Emerson Electric	1,939	70,541
Energen	165	6,818
Energizer Holdings	160 a	10,250
ENSCO International	364	13,792
Entergy	486	39,040
EOG Resources	641	47,453
EQT	318	12,205

Equifax	311	8,102
Equity Residential	698	16,752
Estee Lauder, Cl. A	333	12,135
Everest Re Group	157	12,595
Exelon	1,691	86,004
Expedia	547 a	11,328
Expeditors International Washington	543	18,424
Express Scripts	661 a	46,296
Exxon Mobil	12,700	893,953
Family Dollar Stores	340	10,683
Fastenal	389	13,837
Federal Realty Investment Trust	145	8,272
FedEx	759	51,491
Fidelity National Financial, Cl. A	622	8,926
Fidelity National Information Services	485	11,359
Fifth Third Bancorp	1,592	15,124
First American	244	7,210
First Solar	115 a	17,755
FirstEnergy	783	32,260
Fiserv	411 a	19,486
Flextronics International	2,070 a	11,012
FLIR Systems	404 a	8,682
Flowserve	143	11,550
Fluor	466	24,605
FMC	195	9,485
FMC Technologies	320 a	13,920
Ford Motor	7,168 a	57,344
Forest Laboratories	773 a	19,967
Fortune Brands	384	15,195
Foster Wheeler	307 a	7,092
FPL Group	997	56,500
Franklin Resources	437	38,753
Freeport-McMoRan Copper & Gold	1,057	63,737
FTI Consulting	124 a	6,749
GameStop, Cl. A	383 a	8,384
Gap	1,267	20,677
Garmin	336	9,294

General Dynamics	842	46,638
General Electric	27,160	363,944
General Mills	842	49,602
Genuine Parts	408	14,451
Genzyme	694 a	36,012
Gilead Sciences	2,339 a	114,447
Goldman Sachs Group	1,236	201,839
Goodrich	317	16,281
Goodyear Tire & Rubber	559 a	9,514
Google, Cl. A	618 a	273,805
H & R Block	868	14,487
H.J. Heinz	807	31,037
Halliburton	2,303	50,873
Hansen Natural	190 a	5,892
Harley-Davidson	597	13,492
Harris	341	10,677
Harsco	220	6,052
Hartford Financial Services Group	928	15,303
Hasbro	307	8,136
HCP	697	17,955
Health Care REIT	277	11,097
Helmerich & Payne	259	8,899
Henry Schein	229 a	11,766
Hershey	405	16,180
Hess	753	41,566
Hewlett-Packard	6,187	267,897
Hologic	632 a	9,284
Home Depot	4,449	115,407
Honeywell International	1,793	62,217
Hormel Foods	188	6,751
Hospira	409 a	15,718
Host Hotels & Resorts	1,516	13,765
Hudson City Bancorp	1,208	16,984
Humana	432 a	14,191
IHS, Cl. A	140 a	6,992
Illinois Tool Works	1,089	44,159
Illumina	309 a	11,167

IMS Health	559	6,708
Ingersoll-Rand	816	23,566
Integrys Energy	184	6,216
Intel	14,293	275,140
IntercontinentalExchange	173 a	16,272
International Business Machines	3,447	406,505
International Flavors & Fragrances	179	6,312
International Game Technology	756	14,931
International Paper	1,042	19,600
Interpublic Group of Cos.	1,154 a	6,012
Intuit	780 a	23,166
Intuitive Surgical	101 a	22,959
Invesco	1,129	22,298
Iron Mountain	465 a	13,583
ITT	443	21,884
ITT Educational Services	96 a	9,346
J.C. Penney	541	16,311
J.M. Smucker	303	15,159
Jacobs Engineering Group	315 a	12,909
JB Hunt Transport Services	239	6,680
Jefferies Group	299 a	6,835
Johnson & Johnson	7,108	432,806
Johnson Controls	1,524	39,441
Joy Global	297	11,042
JPMorgan Chase & Co.	9,629	372,161
Juniper Networks	1,355 a	35,406
KBR	478	10,129
Kellogg	686	32,585
KeyCorp	1,737	10,040
Kimberly-Clark	1,062	62,074
Kimco Realty	986	9,702
Kinder Morgan Management	189 a	8,884
KLA-Tencor	435	13,868
Kohl's	743 a	36,073
Kraft Foods, Cl. A	3,855	109,251
Kroger	1,590	33,994
L-3 Communications Holdings	304	22,952

Laboratory Corp. of America Holdings	277 a	18,612
Lam Research	310 a	9,319
Las Vegas Sands	895 a	8,368
Legg Mason	403	11,340
Leggett & Platt	437	7,582
Lender Processing Services	261	8,921
Leucadia National	552 a	13,524
Level 3 Communications	4,932 a	6,066
Liberty Global, Cl. A	398 a	8,338
Liberty Global, Ser. C	300 a	6,252
Liberty Media-Entertainment, Ser. A	1,266 a	35,410
Liberty Media-Interactive, Cl. A	1,387 a	9,237
Liberty Property Trust	304	8,442
Life Technologies	445 a	20,261
Limited Brands	699	9,045
Lincoln National	773	16,380
Linear Technology	568	15,262
Lockheed Martin	863	64,518
Loews	893	26,808
Lorillard	431	31,773
Lowe's Cos.	3,775	84,787
LSI	1,584 a	8,205
M & T Bank	219	12,772
Macerich	0	6
Macy's	1,075	14,953
Manpower	192	9,206
Marathon Oil	1,812	58,437
Marriott International, Cl. A	764	16,462
Marsh & McLennan Cos.	1,318	26,914
Marshall & Ilsley	712	4,300
Martin Marietta Materials	101	8,693
Marvell Technology Group	1,336 a	17,822
Masco	885	12,328
MasterCard, Cl. A	228	44,239
Mattel	918	16,138
Maxim Integrated Products	779	13,804
McAfee	391 a	17,431

McCormick & Co.	301	9,698
McDermott International	663 a	12,955
McDonald's	2,861	157,527
McGraw-Hill Cos.	806	25,268
McKesson	703	35,958
MDU Resources Group	429	8,636
MeadWestvaco	418	8,147
Medco Health Solutions	1,261 a	66,656
Medtronic	2,937	104,029
MEMC Electronic Materials	574 a	10,114
Merck & Co.	5,432	163,014
Metavante Technologies	240 a	7,392
MetLife	2,038	69,190
Metropcs Communications	645 a	7,643
Microchip Technology	466	12,549
Micron Technology	2,340 a	14,953
Microsoft	20,564	483,665
Millipore	160 a	11,136
Mirant	379 a	6,845
Mohawk Industries	180 a	9,284
Molson Coors Brewing, Cl. B	388	17,541
Monsanto	1,406	118,104
Moody's	559	13,271
Morgan Stanley	3,148	89,718
Mosaic	399	20,808
Motorola	5,843	41,836
Murphy Oil	464	27,005
Mylan	778 a	10,262
Myriad Genetics	266 a	7,294
Nabors Industries	727 a	12,374
Nasdaq OMX Group	423 a	8,938
National Oilwell Varco	1,071 a	38,492
National Semiconductor	610	9,187
NetApp	846 a	19,001
New York Community Bancorp	837	9,157
Newell Rubbermaid	798	10,270
Newfield Exploration	338 a	13,294

Newmont Mining	1,229	50,819
News, Cl. A	4,660	48,138
News, Cl. B	1,124	13,510
NII Holdings	483 a	11,119
NIKE, Cl. B	946	53,581
NiSource	808	10,415
Noble	670	22,686
Noble Energy	443	27,076
Nordstrom	412	10,893
Norfolk Southern	941	40,698
Northeast Utilities	505	11,620
Northern Trust	574	34,331
Northrop Grumman	798	35,575
NRG Energy	605 a	16,462
NSTAR	263	8,442
Nuance Communications	530 a	6,996
Nucor	806	35,843
NVIDIA	1,375 a	17,779
NYSE Euronext	729	19,647
O'Reilly Automotive	346 a	14,068
Occidental Petroleum	2,082	148,530
Old Republic International	682	7,052
Omnicare	291	6,946
Omnicom Group	797	27,098
ONEOK	245	8,110
Oracle	10,373	229,554
Owens-Illinois	428 a	14,526
Paccar	884	30,631
Pactiv	393 a	9,896
Pall	290	8,723
Parker Hannifin	412	18,243
PartnerRe	144	9,877
Patterson Cos.	217 a	5,503
Patterson-UTI Energy	366	5,054
Paychex	833	22,075
Peabody Energy	683	22,614
Pentair	248	6,775

People's United Financial	890	14,463
Pepco Holdings	529	7,607
Pepsi Bottling Group	379	12,867
PepsiAmericas	158	4,231
PepsiCo	3,999	226,943
Perrigo	188	5,102
PetroHawk Energy	702 a	17,045
PetSmart	340	7,606
Pfizer	17,333	276,115
PG & E	939	37,907
Pharmaceutical Product Development	326	6,771
Philip Morris International	5,150	239,990
Pinnacle West Capital	248	7,926
Pioneer Natural Resources	282	8,051
Pitney Bowes	527	10,883
Plains Exploration & Production	294 a	8,423
Plum Creek Timber	425	13,294
PNC Financial Services Group	1,138	41,719
Polo Ralph Lauren	156	9,836
PPG Industries	421	23,155
PPL	961	32,472
Praxair	788	61,606
Precision Castparts	359	28,652
Priceline.com	100 a	12,962
Pride International	444 a	11,131
Principal Financial Group	796	18,865
Procter & Gamble	7,532	418,101
Progress Energy	708	27,924
Progressive	1,648 a	25,676
ProLogis	1,182	10,390
Prudential Financial	1,171	51,840
Public Service Enterprise Group	1,299	42,153
Public Storage	326	23,658
Pulte Homes	522	5,935
QUALCOMM	4,239	195,884
Quanta Services	502 a	11,702
Quest Diagnostics	415	22,667

Questar	444	14,683
Qwest Communications International	3,939	15,205
R.R. Donnelley & Sons	602	8,368
Ralcorp Holdings	139 a	8,828
Range Resources	400	18,564
Rayonier	218	8,500
Raytheon	1,027	48,218
Red Hat	541 a	12,351
Regency Centers	206	6,608
Regions Financial	3,161	13,972
RenaissanceRe Holdings	159	7,990
Republic Services	969	25,775
Reynolds American	448	19,492
Robert Half International	354	8,776
Rockwell Automation	362	14,990
Rockwell Collins	405	17,091
Roper Industries	230	10,999
Ross Stores	332	14,638
Rowan	271	5,780
Royal Caribbean Cruises	330	4,792
Safeway	1,099	20,804
SAIC	500 a	9,045
Salesforce.com	281 a	12,179
SanDisk	558 a	9,944
Sara Lee	1,693	18,014
SBA Communications, Cl. A	289 a	7,540
SCANA	286	10,110
Schering-Plough	4,265	113,065
Schlumberger	3,073	164,406
Scripps Networks Interactive, Cl. A	276	8,909
Seagate Technology	1,257	15,134
Sealed Air	427	7,853
Sears Holdings	159 a	10,548
SEI Investments	337	6,369
Sempra Energy	593	31,091
Sherwin-Williams	255	14,726
Sigma-Aldrich	313	15,885

Simon Property Group	713	39,728
SLM	1,335 a	11,868
Smith International	561	14,098
Southern	1,997	62,706
Southwest Airlines	599	4,702
Southwestern Energy	882 a	36,541
Spectra Energy	1,651	30,312
Sprint Nextel	7,138 a	28,552
SPX	133	7,025
St. Jude Medical	884 a	33,336
Stanley Works	191	7,669
Staples	1,831	38,488
Starbucks	1,884 a	33,347
Starwood Hotels & Resorts Worldwide	467	11,026
State Street	1,276	64,183
Stericycle	207 a	10,598
Stryker	763	29,665
Sun Microsystems	1,908 a	17,496
Sunoco	284	7,012
SunPower, Cl. A	123 a	3,961
SunPower, Cl. B	153 a	4,177
SunTrust Banks	1,192	23,244
SUPERVALU	516	7,652
Symantec	2,107 a	31,458
Synopsys	403 a	8,052
SYSCO	1,512	35,925
T. Rowe Price Group	689	32,183
Target	1,837	80,130
TD Ameritrade Holding	837 a	15,518
Telephone & Data Systems	162	4,170
Teradata	450 a	11,057
Texas Instruments	3,278	78,836
Textron	748	10,053
TFS Financial	198	2,198
Thermo Fisher Scientific	1,079 a	48,857
Tiffany & Co.	303	9,038
Tim Hortons	465	12,597

Time Warner	3,072	81,900
Time Warner Cable	904	29,886
TJX Cos.	1,068	38,694
Toll Brothers	421 a	8,235
Torchmark	209	8,164
Total System Services	520	7,634
Transocean	821 a	65,425
Travelers Cos.	1,502	64,691
Tyco Electronics	1,174	25,206
Tyco International	1,215	36,717
Tyson Foods, Cl. A	784	8,961
U.S. Bancorp	4,874	99,478
Ultra Petroleum	388 a	17,119
Union Pacific	1,292	74,316
United Parcel Service, Cl. B	1,784	95,854
United States Steel	357	14,191
United Technologies	2,303	125,444
UnitedHealth Group	3,122	87,603
Unum Group	848	15,917
Urban Outfitters	362 a	8,702
URS	240 a	12,144
Valero Energy	1,427	25,686
Varian Medical Systems	318 a	11,216
Ventas	399	14,085
VeriSign	489 a	9,995
Verizon Communications	7,299	234,079
Vertex Pharmaceuticals	412 a	14,836
VF	225	14,555
Viacom, Cl. B	1,408 a	32,609
Virgin Media	681	7,116
Visa, Cl. A	1,153	75,475
VMware, Cl. A	115 a	3,706
Vornado Realty Trust	405	20,663
Vulcan Materials	344	16,333
W.R. Berkley	357	8,293
W.W. Grainger	163	14,655
Wal-Mart Stores	6,048	301,674

Walgreen	2,534	78,681
Walt Disney	4,531	113,819
Warner Chilcott, Cl. A	230 a	3,473
Washington Post, Cl. B	16	7,224
Waste Management	1,198	33,676
Waters	252 a	12,663
Watson Pharmaceuticals	276 a	9,585
Weatherford International	1,791 a	33,599
WellPoint	1,280 a	67,379
Wells Fargo & Co.	11,242	274,979
Western Digital	615 a	18,604
Western Union	1,822	31,849
Weyerhaeuser	541	18,957
Whirlpool	182	10,390
White Mountains Insurance Group	24	6,192
Whole Foods Market	343 a	8,297
Williams Cos.	1,485	24,785
Willis Group Holdings	426	10,616
Windstream	1,088	9,542
Wisconsin Energy	300	12,891
Wyeth	3,421	159,248
Wynn Resorts	226 a	11,564
Xcel Energy	1,151	22,951
Xerox	2,215	18,141
Xilinx	702	15,226
XTO Energy	1,413	56,845
Yahoo!	3,384 a	48,459
Yum! Brands	1,180	41,843
Zimmer Holdings	576 a	26,842
		23,768,863
Total Common Stocks
(cost $59,554,360)		46,646,892

Preferred Stocks--.1%
Germany
Fresenius	208	11,731
Henkel & Co.	475	17,375

Porsche Automobil Holding	232	15,045
RWE	164	11,574
Volkswagen	286	22,297
Total Preferred Stocks
(cost $65,760)		78,022

	Principal
Short-Term Investments--23.3%	Amount ($)	Value ($)
U.S. Government Agencies--13.0%
Federal Home Loan Mortgage Corp., Discount Notes,
0.18%, 8/17/09	2,000,000 c	1,999,840
Federal Home Loan Mortgage Corp., Discount Notes,
0.18%, 8/24/09	3,740,000 c	3,739,570
Federal Home Loan Mortgage Corp., Discount Notes,
0.19%, 9/21/09	2,000,000 c	1,999,462
Federal Home Loan Mortgage Corp., Discount Notes, Ser.
RB, 0.22%, 10/13/09	2,000,000 c	1,999,428
		9,738,300
U.S. Treasury Bills--10.3%
0.13%, 9/3/09	1,500,000	1,499,838
0.16%, 9/10/09	3,980,000 d	3,979,475
0.17%, 8/20/09	2,260,000	2,259,878
		7,739,191
Total Short-Term Investments
(cost $17,476,885)		17,477,491

Other Investment--14.2%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $10,674,000)	10,674,000 [e]	10,674,000

Total Investments (cost $87,771,005)	99.8%	74,876,405
Cash and Receivables (Net)	.2%	112,673
Net Assets	100.0%	74,989,078

PC - Participation Certificate
PPS - Price Protected Shares

RSP - Risparmio Shares

a	Non-income producing security.
b	Purchased on a delayed delivery basis.
c	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.
d	All or partially held by a broker as collateral for open financial futures positions.
e	Investment in affiliated money market mutual fund.
f	The value of this security has been determined in good faith under the direction of the Board of Directors.

At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $87,771,005.

Net unrealized depreciation on investments was $12,894,600 of which $2,742,084 related to appreciated investment securities and $15,636,684 related to depreciated investment securities.

STATEMENT OF FINANCIAL FUTURES
July 31, 2009 (Unaudited)

				Unrealized
		Market Value		Appreciation/
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 7/31/2009 ($)
Financial Futures Long
10 Year Long Gilt	84	16,351,862	September 2009	249,655
Amsterdam Exchanges Index	7	560,524	August 2009	46,543
Australian 10 Year Bond	146	12,533,815	September 2009	19,071
CAC 40 10 Euro	107	5,191,929	August 2009	488,513
Euro-Bund 10 Year	57	9,862,307	September 2009	92,374
FTSE 100 Index	63	4,779,390	September 2009	300,392
IBEX 35 Index	16	2,456,347	August 2009	198,425
SPI 200 Index	3	262,312	September 2009	14,812
FTSE/MIB Index	10	1,460,643	September 2009	123,562
S & P/Toronto Stock Exchange 60 Index	24	2,897,937	September 2009	40,160
U.S. Treasury 10 Year Notes	47	5,512,219	September 2009	21,840
Financial Futures Short
Canadian 10 Year Bond	8	(891,314)	September 2009	(6,482)
Dax Index	10	(1,893,413)	September 2009	(178,020)

Hang Seng Index	7	(919,613)	August 2009	(313)
Japanese 10 Year Mini Bond	4	(580,115)	September 2009	1,546
Japanese 10 Year Bond	19	(27,567,414)	September 2009	(435,011)
S & P 500 Emini	26	(1,279,720)	September 2009	(33,166)
Topix Index	85	(8,531,698)	September 2009	(291,152)

Gross Unrealized Appreciation				1,596,893
Gross Unrealized Depreciation				(944,144)

At July 31, 2009, the fund held the following forward foreign currency exchange contracts:

				Unrealized
				Appreciation/
Forward Currency	Foreign			(Depreciation)
Exchange Contracts	Currency Amount	Cost ($)	Value ($)	at 7/31/2009 ($)
Purchases:
Australian Dollar, expiring 9/16/2009	7,885,974	6,323,999	6,571,515	247,516
Canadian Dollar, expiring 9/16/2009	186,600	168,852	173,251	4,399
Canadian Dollar, expiring 9/16/2009	311,000	282,109	288,752	6,643
Canadian Dollar, expiring 9/16/2009	497,600	452,483	462,004	9,521
New Nealand Dollar, expiring 9/16/2009	393,000	256,393	259,437	3,044
New Nealand Dollar, expiring 9/16/2009	498,428	326,343	329,035	2,692
New Nealand Dollar, expiring 9/16/2009	1,048,000	686,754	691,833	5,079
New Nealand Dollar, expiring 9/16/2009	655,000	429,418	432,396	2,978
Swiss Franc, expiring 9/16/2009	7,669,248	7,086,556	7,179,781	93,225
Swiss Franc, expiring 9/16/2009	1,222,000	1,128,790	1,144,009	15,219
Swiss Franc, expiring 9/16/2009	305,200	286,265	285,721	(544)
Swedish Krona, expiring 9/16/2009	3,386,186	442,326	469,368	27,042
Norwegian Krone, expiring 9/16/2009	18,768,550	2,941,733	3,058,161	116,428
British Pound, expiring 9/16/2009	794,532	1,301,880	1,327,089	25,209
British Pound, expiring 9/16/2009	192,510	316,286	321,545	5,259
Japanese Yen, expiring 9/16/2009	243,778,873	2,489,394	2,577,448	88,054
Japanese Yen, expiring 9/16/2009	157,154,000	1,653,299	1,661,572	8,273
Japanese Yen, expiring 9/16/2009	110,583,200	1,167,396	1,169,184	1,788
Japanese Yen, expiring 9/16/2009	20,605,200	220,124	217,857	(2,267)
Sales:		Proceeds ($)
Canadian Dollar, expiring 9/16/2009	5,484,210	4,940,685	5,091,890	(151,205)
Euro, expiring 9/16/2009	1,844,327	2,555,610	2,628,894	(73,284)
Euro, expiring 9/16/2009	5,234,795	7,367,084	7,461,650	(94,566)
Euro, expiring 9/16/2009	710,898	994,702	1,013,310	(18,608)
Euro, expiring 9/16/2009	1,226,000	1,724,451	1,747,534	(23,083)
Euro, expiring 9/16/2009	594,596	832,987	847,534	(14,547)
Euro, expiring 9/16/2009	463,404	648,968	660,534	(11,566)
Euro, expiring 9/16/2009	837,600	1,167,372	1,193,910	(26,538)
Euro, expiring 9/16/2009	575,800	818,316	820,742	(2,426)
Euro, expiring 9/16/2009	951,000	1,354,414	1,355,550	(1,136)
Swiss Franc, expiring 9/16/2009	132,800	122,828	124,324	(1,496)
Swedish Krona, expiring 9/16/2009	2,272,000	296,625	314,928	(18,303)
Swedish Krona, expiring 9/16/2009	1,363,200	177,085	188,957	(11,872)
Swedish Krona, expiring 9/16/2009	3,635,200	475,500	503,885	(28,385)
British Pound, expiring 9/16/2009	18,000	29,382	30,065	(683)
British Pound, expiring 9/16/2009	480,000	783,530	801,733	(18,203)
Japanese Yen, expiring 9/16/2009	11,727,800	119,530	123,997	(4,467)

Gross Unrealized Appreciation	662,369
Gross Unrealized Depreciation	(503,179)

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2009 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic	23,768,863	-	-	23,768,863
Equity Securities - Foreign	22,954,179	1,872	-	22,956,051
U.S. Treasury Securities	-	7,739,191	-	7,739,191
U.S. Government		9,738,300		9,738,300
Agencies/Mortgage-Backed
Mutual Funds	10,674,000			10,674,000
Other Financial Instruments+	1,596,893	662,369		2,259,262
Liabilities ($)
Other Financial Instruments+	(944,144)	(503,179)		(1,447,323)

† Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation), or in the case of options, market value at period end.

The fund adopted FASB Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. All changes to accounting policies and disclosures have been made in accordance with FAS 161 and are incorporated for the current period as part of the disclosures within this Note.

Portfolio valuation: Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Investments in debt securities excluding short-term investments (other than U.S.Treasury Bills), financial futures, options and forward currency exchange contracts are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Directors, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Directors. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S.Treasury Bills, are carried at amortized cost, which approximates value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

Options traded over-the-counter are priced at the mean between the bid and asked price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

Futures Contracts: In the normal course of pursuing its investment objectives, the fund is exposed to market risk (including equity price risk, interest rate risk and foreign currency exchange risk) as a result of changes in value of underlying financial instruments. The fund may invest in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase of the sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses, which are recorded in the Statement of Operations. Futures contracts are valued daily at the settlement price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures, since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Forward Foreign Currency Exchange Contracts: The fund may enter into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of an investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund would incur a loss if the value of the contracts increase between the date the forward contracts are opened and the date the forward contracts are closed. The fund realizes a gain if the value of the contracts decrease between those dates. With respect to purchases of forward contracts, the fund would incur a loss if the value of the contracts decrease between the date the forward contracts are opened and the date the forward contracts are closed. The fund realizes a gain if the value of the contracts increase between those dates. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advantage Funds, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	September 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	September 22, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	September 22, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)